UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-06093
Name of Registrant: Vanguard Institutional Index Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: December 31
Date of reporting period: March 31, 2017
Item 1: Schedule of Investments

Vanguard Institutional Index Fund

Schedule of Investments (unaudited)
As of March 31, 2017

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)1
Consumer Discretionary (12.3%)
*	Amazon.com Inc.	4,329,146	3,837,961
	Home Depot Inc.	13,316,154	1,955,211
	Comcast Corp. Class A	51,734,989	1,944,718
	Walt Disney Co.	15,902,520	1,803,187
	McDonald's Corp.	8,953,485	1,160,461
*	Priceline Group Inc.	537,558	956,837
	Starbucks Corp.	15,933,402	930,351
	Time Warner Inc.	8,465,829	827,196
	NIKE Inc. Class B	14,488,860	807,464
	Lowe's Cos. Inc.	9,468,164	778,378
*	Charter Communications Inc. Class A	2,351,941	769,837
*	Netflix Inc.	4,705,994	695,593
	TJX Cos. Inc.	7,128,137	563,693
	General Motors Co.	14,899,024	526,829
	Ford Motor Co.	42,664,414	496,614
	Twenty-First Century Fox Inc. Class A	11,491,001	372,194
	Target Corp.	6,080,341	335,574
	Marriott International Inc. Class A	3,434,184	323,431
	Ross Stores Inc.	4,307,564	283,739
	CBS Corp. Class B	4,065,265	281,967
*	O'Reilly Automotive Inc.	1,001,606	270,273
	Carnival Corp.	4,567,654	269,081
	Newell Brands Inc.	5,272,608	248,709
	Delphi Automotive plc	2,946,053	237,128
	Yum! Brands Inc.	3,674,071	234,773
*	AutoZone Inc.	311,218	225,026
	Omnicom Group Inc.	2,559,984	220,696
*	Dollar Tree Inc.	2,580,251	202,446
	VF Corp.	3,619,943	198,988
	Dollar General Corp.	2,778,008	193,711
*	Ulta Beauty Inc.	640,360	182,650
	Royal Caribbean Cruises Ltd.	1,831,295	179,668
	Viacom Inc. Class B	3,792,858	176,823
	Twenty-First Century Fox Inc.	5,323,957	169,195
	Expedia Inc.	1,318,649	166,374
*	Mohawk Industries Inc.	689,201	158,165
*	DISH Network Corp. Class A	2,483,762	157,694
	Genuine Parts Co.	1,622,000	149,889
	Best Buy Co. Inc.	2,956,013	145,288
*	Chipotle Mexican Grill Inc. Class A	314,482	140,108
	Whirlpool Corp.	813,021	139,295
	Coach Inc.	3,063,103	126,598
	DR Horton Inc.	3,714,033	123,714
	L Brands Inc.	2,625,412	123,657
	Hasbro Inc.	1,221,058	121,886
*,^ CarMax Inc.		2,045,133	121,113
	Advance Auto Parts Inc.	807,936	119,785
	Harley-Davidson Inc.	1,924,802	116,451
	Lennar Corp. Class A	2,220,898	113,688

	Darden Restaurants Inc.	1,355,334	113,401
	Tiffany & Co.	1,169,920	111,493
	Foot Locker Inc.	1,446,677	108,226
	Interpublic Group of Cos. Inc.	4,286,349	105,316
	Wynn Resorts Ltd.	868,996	99,596
	Goodyear Tire & Rubber Co.	2,746,866	98,887
	Tractor Supply Co.	1,430,202	98,641
*	LKQ Corp.	3,366,454	98,536
	Macy's Inc.	3,323,564	98,510
	Wyndham Worldwide Corp.	1,147,309	96,707
	Mattel Inc.	3,737,981	95,730
	BorgWarner Inc.	2,189,602	91,503
	PVH Corp.	864,004	89,398
	Hanesbrands Inc.	4,139,429	85,935
	Scripps Networks Interactive Inc. Class A	1,044,173	81,832
^	Kohl's Corp.	1,923,210	76,563
	Leggett & Platt Inc.	1,461,675	73,551
	PulteGroup Inc.	3,122,337	73,531
	News Corp. Class A	5,493,350	71,414
*	Michael Kors Holdings Ltd.	1,775,408	67,661
*	Discovery Communications Inc.	2,357,917	66,753
	Bed Bath & Beyond Inc.	1,640,713	64,743
^	Garmin Ltd.	1,255,570	64,172
	Staples Inc.	7,101,159	62,277
	TEGNA Inc.	2,341,184	59,981
	Gap Inc.	2,404,889	58,415
^	Nordstrom Inc.	1,243,265	57,899
*	TripAdvisor Inc.	1,234,229	53,269
	Signet Jewelers Ltd.	764,310	52,944
	H&R Block Inc.	2,270,779	52,796
	Ralph Lauren Corp. Class A	616,427	50,313
*	Discovery Communications Inc. Class A	1,665,432	48,447
*,^ Under Armour Inc. Class A		2,009,435	39,747
*	Under Armour Inc.	2,028,119	37,115
*	AutoNation Inc.	721,174	30,498
			27,319,907
Consumer Staples (9.3%)
	Procter & Gamble Co.	27,945,031	2,510,861
	Philip Morris International Inc.	16,958,828	1,914,652
	Coca-Cola Co.	42,240,391	1,792,682
	PepsiCo Inc.	15,601,642	1,745,200
	Altria Group Inc.	21,201,168	1,514,187
	Wal-Mart Stores Inc.	16,455,403	1,186,106
	CVS Health Corp.	11,209,064	879,912
	Costco Wholesale Corp.	4,799,090	804,759
	Walgreens Boots Alliance Inc.	9,323,171	774,289
	Mondelez International Inc. Class A	16,691,221	719,058
	Colgate-Palmolive Co.	9,652,822	706,490
	Kraft Heinz Co.	6,521,187	592,189
	Reynolds American Inc.	9,032,932	569,255
	Kimberly-Clark Corp.	3,888,402	511,830
	General Mills Inc.	6,340,605	374,159
	Constellation Brands Inc. Class A	1,890,731	306,431
	Kroger Co.	10,102,812	297,932
	Archer-Daniels-Midland Co.	6,233,579	286,994
	Sysco Corp.	5,424,953	281,664
	Estee Lauder Cos. Inc. Class A	2,429,533	206,000

*	Monster Beverage Corp.	4,396,970	203,008
	Kellogg Co.	2,759,717	200,383
	Dr Pepper Snapple Group Inc.	2,000,160	195,856
	Tyson Foods Inc. Class A	3,132,108	193,282
	Molson Coors Brewing Co. Class B	2,012,715	192,637
	Clorox Co.	1,403,536	189,239
	Conagra Brands Inc.	4,512,950	182,052
	Mead Johnson Nutrition Co.	2,004,794	178,587
	Hershey Co.	1,526,397	166,759
	JM Smucker Co.	1,270,868	166,585
	Church & Dwight Co. Inc.	2,782,995	138,788
	McCormick & Co. Inc.	1,242,226	121,179
	Campbell Soup Co.	2,114,929	121,059
	Whole Foods Market Inc.	3,477,342	103,347
	Hormel Foods Corp.	2,947,714	102,079
	Coty Inc. Class A	5,144,532	93,270
	Brown-Forman Corp. Class B	1,933,337	89,282
			20,612,042
Energy (6.6%)
	Exxon Mobil Corp.	45,324,467	3,717,060
	Chevron Corp.	20,693,862	2,221,900
	Schlumberger Ltd.	15,240,804	1,190,307
	ConocoPhillips	13,506,837	673,586
	EOG Resources Inc.	6,307,148	615,262
	Occidental Petroleum Corp.	8,353,725	529,292
	Halliburton Co.	9,467,740	465,908
	Kinder Morgan Inc.	20,986,105	456,238
	Phillips 66	4,822,636	382,049
	Anadarko Petroleum Corp.	6,103,859	378,439
	Pioneer Natural Resources Co.	1,853,982	345,267
	Valero Energy Corp.	4,931,223	326,891
	Marathon Petroleum Corp.	5,761,109	291,166
	Baker Hughes Inc.	4,642,706	277,727
	Williams Cos. Inc.	9,026,190	267,085
	Devon Energy Corp.	5,726,327	238,902
	Apache Corp.	4,144,587	212,990
*	Concho Resources Inc.	1,619,413	207,835
	National Oilwell Varco Inc.	4,134,067	165,735
*	TechnipFMC plc	5,093,073	165,525
	Noble Energy Inc.	4,759,796	163,451
	Marathon Oil Corp.	9,239,268	145,980
	Hess Corp.	2,936,832	141,585
	ONEOK Inc.	2,300,591	127,545
	Cimarex Energy Co.	1,041,812	124,486
	Cabot Oil & Gas Corp.	5,193,199	124,169
	EQT Corp.	1,894,519	115,755
	Tesoro Corp.	1,277,052	103,518
*	Newfield Exploration Co.	2,171,013	80,132
^	Helmerich & Payne Inc.	1,185,095	78,892
	Range Resources Corp.	2,056,113	59,833
*,^ Transocean Ltd.		4,268,001	53,137
	Murphy Oil Corp.	1,771,573	50,649
*,^ Chesapeake Energy Corp.		8,314,817	49,390
*	Southwestern Energy Co.	5,435,446	44,408
			14,592,094

Financials (14.3%)
JPMorgan Chase & Co.	39,044,379	3,429,658
* Berkshire Hathaway Inc. Class B	19,622,264	3,270,639
Wells Fargo & Co.	49,222,507	2,739,725
Bank of America Corp.	109,584,777	2,585,105
Citigroup Inc.	30,287,811	1,811,817
Goldman Sachs Group Inc.	4,048,673	930,061
US Bancorp	17,402,005	896,203
Chubb Ltd.	5,092,683	693,878
Morgan Stanley	15,711,147	673,066
American Express Co.	8,274,144	654,568
PNC Financial Services Group Inc.	5,313,248	638,865
American International Group Inc.	10,170,611	634,951
MetLife Inc.	11,882,907	627,655
Charles Schwab Corp.	13,268,012	541,468
Bank of New York Mellon Corp.	11,339,255	535,553
BlackRock Inc.	1,329,018	509,692
Prudential Financial Inc.	4,699,959	501,392
Capital One Financial Corp.	5,253,777	455,292
CME Group Inc.	3,712,658	441,064
Marsh & McLennan Cos. Inc.	5,624,110	415,565
BB&T Corp.	8,836,845	395,007
Intercontinental Exchange Inc.	6,504,782	389,441
S&P Global Inc.	2,826,895	369,588
Travelers Cos. Inc.	3,057,594	368,562
Aon plc	2,867,494	340,343
Allstate Corp.	3,991,949	325,304
Aflac Inc.	4,388,878	317,843
State Street Corp.	3,925,273	312,491
SunTrust Banks Inc.	5,372,733	297,112
Synchrony Financial	8,421,567	288,860
Discover Financial Services	4,215,328	288,286
M&T Bank Corp.	1,682,783	260,377
Progressive Corp.	6,339,877	248,396
Ameriprise Financial Inc.	1,681,517	218,059
KeyCorp	11,706,236	208,137
Fifth Third Bancorp	8,191,813	208,072
Moody's Corp.	1,817,973	203,686
Northern Trust Corp.	2,347,584	203,254
Hartford Financial Services Group Inc.	4,081,256	196,186
Citizens Financial Group Inc.	5,557,176	192,000
Regions Financial Corp.	13,155,969	191,156
* Berkshire Hathaway Inc. Class A	759	189,636
Principal Financial Group Inc.	2,918,345	184,177
Willis Towers Watson plc	1,390,506	182,003
T. Rowe Price Group Inc.	2,660,557	181,317
Lincoln National Corp.	2,458,293	160,895
Huntington Bancshares Inc.	11,853,062	158,713
Franklin Resources Inc.	3,764,110	158,620
Loews Corp.	3,013,166	140,926
Invesco Ltd.	4,404,998	134,925
Comerica Inc.	1,922,179	131,823
Cincinnati Financial Corp.	1,636,219	118,250
Unum Group	2,502,104	117,324
XL Group Ltd.	2,892,297	115,287
Arthur J Gallagher & Co.	1,952,289	110,382
Raymond James Financial Inc.	1,397,714	106,590

* E*TRADE Financial Corp.	3,002,270	104,749
Affiliated Managers Group Inc.	619,798	101,610
Zions Bancorporation	2,209,546	92,801
Leucadia National Corp.	3,544,234	92,150
Torchmark Corp.	1,195,410	92,094
Nasdaq Inc.	1,255,978	87,228
CBOE Holdings Inc.	1,001,361	81,180
People's United Financial Inc.	3,607,977	65,665
Assurant Inc.	607,216	58,092
Navient Corp.	3,176,431	46,884
Suffolk Bancorp	66,298	2,679
		31,824,377
Health Care (13.8%)
Johnson & Johnson	29,658,991	3,694,027
Pfizer Inc.	65,060,990	2,225,736
Merck & Co. Inc.	30,012,846	1,907,016
UnitedHealth Group Inc.	10,517,076	1,724,906
Amgen Inc.	8,050,893	1,320,910
Medtronic plc	14,964,844	1,205,568
AbbVie Inc.	17,425,118	1,135,421
* Celgene Corp.	8,505,120	1,058,292
Bristol-Myers Squibb Co.	18,286,944	994,444
Gilead Sciences Inc.	14,289,736	970,559
Eli Lilly & Co.	10,610,722	892,468
Allergan plc	3,664,977	875,636
Abbott Laboratories	18,884,140	838,645
Thermo Fisher Scientific Inc.	4,269,610	655,812
* Biogen Inc.	2,361,252	645,613
Danaher Corp.	6,667,372	570,260
Aetna Inc.	3,844,245	490,333
Anthem Inc.	2,889,818	477,918
Stryker Corp.	3,379,857	444,958
* Express Scripts Holding Co.	6,621,254	436,407
Becton Dickinson and Co.	2,324,087	426,330
Cigna Corp.	2,809,910	411,624
* Boston Scientific Corp.	14,888,874	370,286
McKesson Corp.	2,318,281	343,708
Humana Inc.	1,632,457	336,515
* Regeneron Pharmaceuticals Inc.	832,461	322,587
* Intuitive Surgical Inc.	402,061	308,168
* Alexion Pharmaceuticals Inc.	2,459,087	298,140
* Vertex Pharmaceuticals Inc.	2,715,464	296,936
Zoetis Inc.	5,376,992	286,970
Cardinal Health Inc.	3,443,333	280,804
* HCA Holdings Inc.	3,151,499	280,452
Baxter International Inc.	5,305,665	275,152
* Illumina Inc.	1,599,003	272,854
Zimmer Biomet Holdings Inc.	2,195,139	268,048
* Incyte Corp.	1,925,272	257,351
* Edwards Lifesciences Corp.	2,322,524	218,480
* Mylan NV	5,033,513	196,257
CR Bard Inc.	787,268	195,668
* Cerner Corp.	3,207,319	188,751
Agilent Technologies Inc.	3,519,930	186,099
* Laboratory Corp. of America Holdings	1,118,095	160,413
AmerisourceBergen Corp. Class A	1,802,493	159,521
Dentsply Sirona Inc.	2,513,638	156,952

* IDEXX Laboratories Inc.	961,821	148,707
Quest Diagnostics Inc.	1,500,733	147,357
* Henry Schein Inc.	865,565	147,120
* Waters Corp.	875,320	136,821
* Mettler-Toledo International Inc.	283,515	135,778
* Centene Corp.	1,880,324	133,992
* Hologic Inc.	3,048,672	129,721
Universal Health Services Inc. Class B	975,819	121,441
* DaVita Inc.	1,701,479	115,649
Cooper Cos. Inc.	534,880	106,917
Perrigo Co. plc	1,565,025	103,902
* Varian Medical Systems Inc.	1,024,431	93,356
* Envision Healthcare Corp.	1,283,866	78,727
PerkinElmer Inc.	1,198,422	69,580
* Mallinckrodt plc	1,145,156	51,040
Patterson Cos. Inc.	902,146	40,804
		30,823,907
Industrials (10.0%)
General Electric Co.	95,370,165	2,842,031
3M Co.	6,517,777	1,247,046
Boeing Co.	6,227,084	1,101,322
Honeywell International Inc.	8,318,206	1,038,694
Union Pacific Corp.	8,896,970	942,367
United Technologies Corp.	8,190,050	919,006
United Parcel Service Inc. Class B	7,535,406	808,549
Lockheed Martin Corp.	2,729,768	730,486
Caterpillar Inc.	6,410,046	594,596
General Dynamics Corp.	3,110,371	582,261
FedEx Corp.	2,681,143	523,225
Raytheon Co.	3,201,362	488,208
CSX Corp.	10,126,526	471,390
Northrop Grumman Corp.	1,908,504	453,919
Illinois Tool Works Inc.	3,406,182	451,217
Johnson Controls International plc	10,261,225	432,203
Emerson Electric Co.	7,051,383	422,096
Delta Air Lines Inc.	7,988,741	367,163
Eaton Corp. plc	4,916,292	364,543
Southwest Airlines Co.	6,718,288	361,175
Norfolk Southern Corp.	3,176,413	355,663
Deere & Co.	3,203,908	348,777
Waste Management Inc.	4,422,713	322,504
PACCAR Inc.	3,830,248	257,393
Cummins Inc.	1,688,687	255,329
Parker-Hannifin Corp.	1,454,980	233,262
American Airlines Group Inc.	5,503,029	232,778
Ingersoll-Rand plc	2,832,766	230,361
Roper Technologies Inc.	1,113,468	229,920
Stanley Black & Decker Inc.	1,667,743	221,593
* United Continental Holdings Inc.	3,125,163	220,762
Rockwell Automation Inc.	1,405,634	218,871
Fortive Corp.	3,290,162	198,134
Equifax Inc.	1,310,571	179,208
Fastenal Co.	3,166,882	163,094
Republic Services Inc. Class A	2,521,568	158,380
Nielsen Holdings plc	3,673,451	151,750
Textron Inc.	2,957,650	140,755
L3 Technologies Inc.	849,302	140,381

Rockwell Collins Inc.	1,428,153	138,759
WW Grainger Inc.	591,624	137,706
* Verisk Analytics Inc. Class A	1,690,746	137,187
Dover Corp.	1,701,832	136,742
AMETEK Inc.	2,508,028	135,634
Arconic Inc.	4,814,987	126,827
Alaska Air Group Inc.	1,352,263	124,706
TransDigm Group Inc.	542,924	119,530
CH Robinson Worldwide Inc.	1,543,134	119,269
Cintas Corp.	940,690	119,035
Masco Corp.	3,500,947	118,997
* United Rentals Inc.	920,659	115,128
Pentair plc	1,825,132	114,582
Expeditors International of Washington Inc.	1,973,308	111,472
Snap-on Inc.	633,689	106,884
Fortune Brands Home & Security Inc.	1,673,081	101,807
Kansas City Southern	1,165,537	99,956
Xylem Inc.	1,964,283	98,646
Acuity Brands Inc.	481,930	98,314
JB Hunt Transport Services Inc.	948,942	87,056
Fluor Corp.	1,519,155	79,938
Allegion plc	1,042,078	78,885
* Stericycle Inc.	929,999	77,088
Jacobs Engineering Group Inc.	1,321,631	73,060
Flowserve Corp.	1,424,745	68,986
Robert Half International Inc.	1,401,460	68,433
* Quanta Services Inc.	1,650,758	61,260
Ryder System Inc.	585,768	44,190
Dun & Bradstreet Corp.	403,074	43,508
		22,343,997
Information Technology (22.0%)
Apple Inc.	57,346,721	8,238,430
Microsoft Corp.	84,466,000	5,562,931
* Facebook Inc. Class A	25,743,811	3,656,908
* Alphabet Inc. Class A	3,247,788	2,753,475
* Alphabet Inc. Class C	3,230,101	2,679,563
Intel Corp.	51,683,686	1,864,231
Cisco Systems Inc.	54,742,989	1,850,313
Visa Inc. Class A	20,310,922	1,805,032
International Business Machines Corp.	9,382,906	1,633,939
Oracle Corp.	32,763,171	1,461,565
Mastercard Inc. Class A	10,299,883	1,158,428
Broadcom Ltd.	4,384,410	960,010
QUALCOMM Inc.	16,148,151	925,935
Texas Instruments Inc.	10,928,911	880,433
Accenture plc Class A	6,807,317	816,061
* Adobe Systems Inc.	5,419,526	705,243
NVIDIA Corp.	6,439,880	701,496
* salesforce.com Inc.	7,160,808	590,695
* PayPal Holdings Inc.	12,265,659	527,669
Automatic Data Processing Inc.	4,902,691	501,987
Applied Materials Inc.	11,792,850	458,742
* Yahoo! Inc.	9,586,228	444,897
Hewlett Packard Enterprise Co.	18,206,108	431,485
* Cognizant Technology Solutions Corp. Class A	6,646,308	395,588
Activision Blizzard Inc.	7,553,163	376,601
* eBay Inc.	11,051,904	371,012

	HP Inc.	18,513,611	331,023
*	Micron Technology Inc.	11,329,747	327,430
	Analog Devices Inc.	3,984,294	326,513
	Intuit Inc.	2,660,119	308,547
*	Electronic Arts Inc.	3,374,888	302,120
	TE Connectivity Ltd.	3,878,307	289,128
	Fidelity National Information Services Inc.	3,593,565	286,120
	Corning Inc.	10,130,636	273,527
*	Fiserv Inc.	2,345,116	270,415
	Western Digital Corp.	3,144,508	259,516
	Amphenol Corp. Class A	3,366,633	239,603
	Lam Research Corp.	1,779,890	228,467
	Symantec Corp.	6,754,833	207,238
	Paychex Inc.	3,490,645	205,599
	Skyworks Solutions Inc.	2,021,046	198,022
*	Autodesk Inc.	2,140,611	185,099
	Microchip Technology Inc.	2,365,632	174,536
*	Red Hat Inc.	1,948,653	168,559
	KLA-Tencor Corp.	1,713,108	162,865
	Xilinx Inc.	2,720,769	157,505
	Motorola Solutions Inc.	1,798,202	155,041
	Alliance Data Systems Corp.	611,246	152,200
	Harris Corp.	1,360,410	151,373
	Seagate Technology plc	3,222,028	147,988
*	Citrix Systems Inc.	1,708,954	142,510
	Global Payments Inc.	1,664,183	134,266
	NetApp Inc.	2,957,560	123,774
*	Advanced Micro Devices Inc.	8,419,826	122,509
*	Synopsys Inc.	1,646,472	118,760
	Juniper Networks Inc.	4,174,882	116,187
*	Akamai Technologies Inc.	1,893,017	113,013
	CA Inc.	3,421,828	108,540
	Western Union Co.	5,249,297	106,823
*	F5 Networks Inc.	708,093	100,953
	Total System Services Inc.	1,802,999	96,388
*	Qorvo Inc.	1,382,088	94,756
*,^ VeriSign Inc.		972,997	84,758
	Xerox Corp.	9,321,165	68,417
	FLIR Systems Inc.	1,487,460	53,965
	CSRA Inc.	1,592,300	46,638
*	Teradata Corp.	1,422,982	44,283
	Computer Sciences Corp.	270,628	18,676
			48,956,319
Materials (2.8%)
	Dow Chemical Co.	12,204,181	775,454
	EI du Pont de Nemours & Co.	9,452,630	759,330
	Monsanto Co.	4,788,983	542,113
	Praxair Inc.	3,118,647	369,871
	Ecolab Inc.	2,866,876	359,334
	LyondellBasell Industries NV Class A	3,608,708	329,078
	Air Products & Chemicals Inc.	2,378,896	321,841
	PPG Industries Inc.	2,806,325	294,889
	Sherwin-Williams Co.	887,258	275,218
	International Paper Co.	4,489,145	227,959
	Nucor Corp.	3,480,473	207,854
*	Freeport-McMoRan Inc.	14,515,003	193,920
	Newmont Mining Corp.	5,801,607	191,221

Vulcan Materials Co.	1,446,662	174,294
Martin Marietta Materials Inc.	689,301	150,440
WestRock Co.	2,738,518	142,485
Ball Corp.	1,910,860	141,900
Albemarle Corp.	1,231,292	130,074
Eastman Chemical Co.	1,601,787	129,424
International Flavors & Fragrances Inc.	865,479	114,702
Mosaic Co.	3,831,490	111,803
FMC Corp.	1,458,102	101,469
Sealed Air Corp.	2,114,683	92,158
Avery Dennison Corp.	979,288	78,931
CF Industries Holdings Inc.	2,539,616	74,538
		6,290,300
Real Estate (2.9%)
Simon Property Group Inc.	3,497,104	601,607
American Tower Corporation	4,665,796	567,081
Crown Castle International Corp.	3,936,989	371,849
Public Storage	1,630,613	356,957
Equinix Inc.	849,975	340,304
Prologis Inc.	5,785,667	300,160
Welltower Inc.	3,962,712	280,639
Weyerhaeuser Co.	8,186,428	278,175
AvalonBay Communities Inc.	1,501,044	275,592
Ventas Inc.	3,876,015	252,096
Equity Residential	4,007,150	249,325
Boston Properties Inc.	1,681,410	222,636
Vornado Realty Trust	1,881,494	188,733
Digital Realty Trust Inc.	1,740,835	185,207
Realty Income Corp.	2,963,224	176,401
Essex Property Trust Inc.	716,445	165,879
HCP Inc.	5,117,149	160,064
Host Hotels & Resorts Inc.	8,068,693	150,562
* GGP Inc.	6,383,811	147,977
Mid-America Apartment Communities Inc.	1,241,119	126,271
SL Green Realty Corp.	1,099,307	117,208
* CBRE Group Inc. Class A	3,286,269	114,329
Alexandria Real Estate Equities Inc.	971,398	107,359
Regency Centers Corp.	1,596,174	105,970
UDR Inc.	2,921,060	105,918
Federal Realty Investment Trust	788,129	105,215
Kimco Realty Corp.	4,651,934	102,761
Extra Space Storage Inc.	1,376,254	102,380
Iron Mountain Inc.	2,680,742	95,622
Macerich Co.	1,323,408	85,227
Apartment Investment & Management Co.	1,719,594	76,264
		6,515,768
Telecommunication Services (2.4%)
AT&T Inc.	67,133,293	2,789,388
Verizon Communications Inc.	44,558,738	2,172,239
* Level 3 Communications Inc.	3,193,225	182,716
CenturyLink Inc.	5,961,892	140,522
Frontier Communications Corp.	467,427	1,000
		5,285,865
Utilities (3.2%)
NextEra Energy Inc.	5,110,322	656,012
Duke Energy Corp.	7,646,352	627,077

	Southern Co.			10,832,134	539,224
	Dominion Resources Inc.			6,865,362	532,546
	PG&E Corp.			5,541,407	367,728
	Exelon Corp.			10,129,652	364,465
	American Electric Power Co. Inc.			5,375,600	360,864
	Sempra Energy			2,734,861	302,202
	Edison International			3,556,443	283,128
	PPL Corp.			7,419,685	277,422
	Consolidated Edison Inc.			3,329,916	258,601
	Xcel Energy Inc.			5,536,681	246,106
	Public Service Enterprise Group Inc.			5,525,689	245,064
	WEC Energy Group Inc.			3,444,889	208,864
	Eversource Energy			3,459,074	203,324
	DTE Energy Co.			1,958,674	200,000
	FirstEnergy Corp.			4,829,967	153,690
	American Water Works Co. Inc.			1,945,355	151,290
	Entergy Corp.			1,961,794	149,018
	Ameren Corp.			2,648,514	144,582
	CMS Energy Corp.			3,055,376	136,698
	CenterPoint Energy Inc.			4,701,234	129,613
	SCANA Corp.			1,560,440	101,975
	Pinnacle West Capital Corp.			1,218,458	101,595
	Alliant Energy Corp.			2,485,356	98,445
	NiSource Inc.			3,530,632	83,994
	AES Corp.			7,181,389	80,288
	NRG Energy Inc.			3,449,107	64,498
					7,068,313
Total Common Stocks (Cost $136,707,446)					221,632,889
		Coupon
Temporary Cash Investments (0.3%)1
Money Market Fund (0.3%)
2,3 Vanguard Market Liquidity Fund		0.965%		5,972,981	597,417
				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
4	United States Treasury Bill	0.454%	4/20/17	4,000	3,999
	United States Treasury Bill	0.557%	4/27/17	3,600	3,598
4	United States Treasury Bill	0.564%–0.579%	5/4/17	20,000	19,988
4	United States Treasury Bill	0.540%–0.623%	5/18/17	3,800	3,797
4	United States Treasury Bill	0.597%–0.618%	5/25/17	8,200	8,192
4	United States Treasury Bill	0.598%	6/8/17	5,000	4,993
					44,567
Total Temporary Cash Investments (Cost $641,935)					641,984
Total Investments (99.9%) (Cost $137,349,381)					222,274,873
Other Asset and Liabilities-Net (0.1%)3					268,234
Net Assets (100%)					222,543,107

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $89,662,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $92,552,000 of collateral received for securities on loan.

4 Securities with a value of $36,772,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	221,632,889	—	—
Temporary Cash Investments	597,417	44,567	—
Futures Contracts—Liabilities[1]	(1,958)	—	—
Total	222,228,348	44,567	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Institutional Index Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At March 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short) (Depreciation)	(Depreciation)
E-mini S&P 500 Index	June 2017	7,250	855,210	(2,625)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At March 31, 2017, the cost of investment securities for tax purposes was $137,349,381,000. Net unrealized appreciation of investment securities for tax purposes was $84,925,492,000, consisting of unrealized gains of $88,352,623,000 on securities that had risen in value since their purchase and $3,427,131,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Institutional Total Stock Market Index Fund

Schedule of Investments (unaudited)
As of March 31, 2017

		Market
		Value
	Shares	($000)
Common Stocks (99.2%)1
Basic Materials (2.6%)
Dow Chemical Co.	1,927,776	122,491
EI du Pont de Nemours & Co.	1,373,803	110,358
Praxair Inc.	453,439	53,778
Ecolab Inc.	416,916	52,256
LyondellBasell Industries NV Class A	515,058	46,968
Air Products & Chemicals Inc.	345,862	46,792
PPG Industries Inc.	408,624	42,938
International Paper Co.	653,360	33,178
Nucor Corp.	505,972	30,217
Newmont Mining Corp.	844,365	27,830
* Freeport-McMoRan Inc.	2,060,367	27,527
Celanese Corp. Class A	226,646	20,364
Albemarle Corp.	178,870	18,896
Arconic Inc.	696,624	18,349
Eastman Chemical Co.	221,768	17,919
Mosaic Co.	557,072	16,255
International Flavors & Fragrances Inc.	113,582	15,053
FMC Corp.	212,637	14,797
Steel Dynamics Inc.	368,021	12,792
Ashland Global Holdings Inc.	99,037	12,262
RPM International Inc.	212,240	11,680
Avery Dennison Corp.	140,575	11,330
Chemours Co.	290,990	11,203
* Axalta Coating Systems Ltd.	343,864	11,072
CF Industries Holdings Inc.	371,026	10,890
United States Steel Corp.	274,017	9,265
* Alcoa Corp.	261,618	9,000
Reliance Steel & Aluminum Co.	109,619	8,772
Olin Corp.	262,808	8,639
Huntsman Corp.	322,300	7,909
WR Grace & Co.	111,533	7,775
Royal Gold Inc.	103,928	7,280
NewMarket Corp.	15,073	6,832
Scotts Miracle-Gro Co.	72,271	6,749
US Silica Holdings Inc.	129,274	6,204
Sensient Technologies Corp.	70,986	5,626
Cabot Corp.	89,300	5,350
* Versum Materials Inc.	173,079	5,296
* Univar Inc.	154,350	4,732
PolyOne Corp.	133,357	4,546
* CONSOL Energy Inc.	255,945	4,295
Minerals Technologies Inc.	55,862	4,279
Balchem Corp.	50,687	4,178
HB Fuller Co.	80,337	4,142
* Ingevity Corp.	67,268	4,093
Westlake Chemical Corp.	61,590	4,068
* Platform Specialty Products Corp.	310,821	4,047
* GCP Applied Technologies Inc.	113,016	3,690
Domtar Corp.	99,968	3,651

Compass Minerals International Inc.	53,715	3,645
* AK Steel Holding Corp.	501,296	3,604
* Cliffs Natural Resources Inc.	436,662	3,585
Commercial Metals Co.	183,600	3,512
* Chemtura Corp.	100,937	3,371
* Stillwater Mining Co.	193,130	3,335
Hecla Mining Co.	629,485	3,330
KapStone Paper and Packaging Corp.	139,087	3,213
Worthington Industries Inc.	71,022	3,202
^ Allegheny Technologies Inc.	174,014	3,125
* Cambrex Corp.	51,765	2,850
Carpenter Technology Corp.	74,697	2,786
Quaker Chemical Corp.	19,852	2,614
Neenah Paper Inc.	33,910	2,533
* Coeur Mining Inc.	299,398	2,419
Innospec Inc.	37,182	2,408
Innophos Holdings Inc.	42,440	2,290
Kaiser Aluminum Corp.	27,745	2,217
* Clearwater Paper Corp.	37,923	2,124
* Kraton Corp.	62,734	1,940
Tronox Ltd. Class A	102,871	1,898
* AdvanSix Inc.	67,378	1,841
Stepan Co.	23,280	1,835
* Fairmount Santrol Holdings Inc.	248,236	1,820
* Century Aluminum Co.	138,421	1,757
* Arch Coal Inc. Class A	24,115	1,662
Calgon Carbon Corp.	104,616	1,527
PH Glatfelter Co.	69,738	1,516
Chase Corp.	14,675	1,400
* Ferro Corp.	91,050	1,383
Aceto Corp.	83,404	1,319
* Koppers Holdings Inc.	30,343	1,285
Deltic Timber Corp.	15,223	1,189
Haynes International Inc.	30,361	1,157
* SunCoke Energy Inc.	124,992	1,120
American Vanguard Corp.	64,678	1,074
* Westmoreland Coal Co.	70,819	1,028
A Schulman Inc.	31,811	1,000
Hallador Energy Co.	113,025	905
Hawkins Inc.	18,122	888
Kronos Worldwide Inc.	52,615	864
* Veritiv Corp.	16,578	859
KMG Chemicals Inc.	17,785	819
* Resolute Forest Products Inc.	140,309	765
* OMNOVA Solutions Inc.	73,095	724
Ampco-Pittsburgh Corp.	48,960	688
Tredegar Corp.	36,672	644
* Cloud Peak Energy Inc.	127,884	586
* CSW Industrials Inc.	15,456	567
Olympic Steel Inc.	21,873	406
FutureFuel Corp.	21,815	309
Rayonier Advanced Materials Inc.	22,836	307
* Ryerson Holding Corp.	20,819	262
* LSB Industries Inc.	26,149	245
* Codexis Inc.	50,575	243
Gold Resource Corp.	52,189	236
Friedman Industries Inc.	30,651	198

*	General Moly Inc.	384,371	192
*	Universal Stainless & Alloy Products Inc.	10,736	183
*,^ Uranium Energy Corp.		110,492	157
*,^ Golden Minerals Co.		243,316	154
*	Handy & Harman Ltd.	4,280	116
*	Senomyx Inc.	66,934	66
*	Real Industry Inc.	22,749	65
*	Solitario Exploration & Royalty Corp.	56,237	46
*	Ikonics Corp.	3,253	33
*	Northern Technologies International Corp.	1,269	23
*	Synalloy Corp.	1,703	21
*	NL Industries Inc.	2,169	14
	United-Guardian Inc.	950	14
*	AgroFresh Solutions Inc.	3,000	13
*	Ramaco Resources Inc.	1,279	12
*,^ Pershing Gold Corp.		4,000	11
*	Verso Corp.	1,197	7
*	Comstock Mining Inc.	21,959	5
*	TOR Minerals International Inc.	682	5
*	Rentech Inc.	200	—
			1,033,179
Consumer Goods (9.7%)
	Procter & Gamble Co.	4,061,445	364,921
	Philip Morris International Inc.	2,464,694	278,264
	Coca-Cola Co.	6,166,757	261,717
	PepsiCo Inc.	2,267,389	253,630
	Altria Group Inc.	3,087,286	220,494
	NIKE Inc. Class B	2,105,552	117,342
	Colgate-Palmolive Co.	1,404,303	102,781
	Mondelez International Inc. Class A	2,331,243	100,430
	Kraft Heinz Co.	967,051	87,818
	Reynolds American Inc.	1,359,493	85,675
	Monsanto Co.	696,868	78,885
	Kimberly-Clark Corp.	566,201	74,529
	Ford Motor Co.	6,202,483	72,197
	General Motors Co.	2,023,200	71,540
	Activision Blizzard Inc.	1,122,082	55,947
	General Mills Inc.	921,806	54,396
*,^ Tesla Inc.		192,003	53,434
*	Electronic Arts Inc.	490,016	43,866
	Archer-Daniels-Midland Co.	909,034	41,852
	Constellation Brands Inc. Class A	246,963	40,025
	Newell Brands Inc.	766,817	36,171
	Delphi Automotive plc	428,258	34,470
	Stanley Black & Decker Inc.	242,459	32,216
*	Monster Beverage Corp.	680,812	31,433
	Estee Lauder Cos. Inc. Class A	353,337	29,959
	Dr Pepper Snapple Group Inc.	291,087	28,503
	Kellogg Co.	390,761	28,373
	Conagra Brands Inc.	691,638	27,901
	Clorox Co.	203,819	27,481
	Tyson Foods Inc. Class A	433,092	26,726
	Molson Coors Brewing Co. Class B	278,269	26,633
	Mead Johnson Nutrition Co.	291,788	25,992
	Hershey Co.	217,056	23,713
	VF Corp.	427,258	23,486
	JM Smucker Co.	175,773	23,040

*	Mohawk Industries Inc.	100,241	23,004
	Genuine Parts Co.	224,545	20,750
	Church & Dwight Co. Inc.	411,200	20,507
	Whirlpool Corp.	118,928	20,376
	DR Horton Inc.	572,101	19,057
	Coach Inc.	446,362	18,448
	Campbell Soup Co.	317,380	18,167
	Hasbro Inc.	177,874	17,755
	McCormick & Co. Inc.	181,478	17,703
	Bunge Ltd.	221,612	17,565
	Harley-Davidson Inc.	280,541	16,973
	Lennar Corp. Class A	315,080	16,129
*	WhiteWave Foods Co. Class A	281,583	15,811
	Lear Corp.	110,883	15,699
	Snap-on Inc.	92,120	15,538
	Goodyear Tire & Rubber Co.	413,496	14,886
	Hormel Foods Corp.	420,079	14,547
	BorgWarner Inc.	338,374	14,141
	Mattel Inc.	544,046	13,933
	Ingredion Inc.	114,614	13,803
*	LKQ Corp.	464,112	13,585
	Leucadia National Corp.	515,548	13,404
	PVH Corp.	127,348	13,177
	Brown-Forman Corp. Class B	284,705	13,148
	Coty Inc. Class A	713,221	12,931
	Hanesbrands Inc.	602,621	12,510
*	Middleby Corp.	91,468	12,481
*	NVR Inc.	5,716	12,043
	PulteGroup Inc.	470,218	11,074
	Pinnacle Foods Inc.	187,742	10,865
	Leggett & Platt Inc.	212,541	10,695
	Lamb Weston Holdings Inc.	232,056	9,760
	Gentex Corp.	457,406	9,756
*	WABCO Holdings Inc.	83,052	9,752
*	Take-Two Interactive Software Inc.	161,115	9,549
*	Michael Kors Holdings Ltd.	247,749	9,442
*	Toll Brothers Inc.	245,257	8,856
	Brunswick Corp.	142,230	8,704
*	Post Holdings Inc.	98,029	8,580
^	Polaris Industries Inc.	96,825	8,114
*	Lululemon Athletica Inc.	151,703	7,869
*	TreeHouse Foods Inc.	90,505	7,662
	Thor Industries Inc.	79,385	7,631
	Pool Corp.	62,519	7,460
	Ralph Lauren Corp. Class A	89,540	7,308
*	Edgewell Personal Care Co.	91,982	6,728
	Carter's Inc.	74,597	6,699
*	Hain Celestial Group Inc.	164,631	6,124
*,^ Herbalife Ltd.		103,784	6,034
*	Skechers U.S.A. Inc. Class A	212,047	5,821
	Flowers Foods Inc.	298,717	5,798
*,^ Under Armour Inc. Class A		292,239	5,780
	Energizer Holdings Inc.	98,611	5,498
	Tenneco Inc.	87,499	5,462
*	Under Armour Inc.	297,485	5,444
*	Visteon Corp.	54,232	5,312
	Spectrum Brands Holdings Inc.	37,803	5,255

	Snyder's-Lance Inc.	122,289	4,929
*	Kate Spade & Co.	204,513	4,751
	Nu Skin Enterprises Inc. Class A	82,771	4,597
	Dana Inc.	229,311	4,428
*	Welbilt Inc.	220,404	4,327
*	Dorman Products Inc.	52,414	4,305
	B&G Foods Inc.	105,786	4,258
*	Helen of Troy Ltd.	44,403	4,183
^	CalAtlantic Group Inc.	111,141	4,162
	Tupperware Brands Corp.	64,422	4,041
*	US Foods Holding Corp.	140,767	3,939
	Lancaster Colony Corp.	30,534	3,934
*	Darling Ingredients Inc.	262,842	3,816
	Cooper Tire & Rubber Co.	84,963	3,768
	Wolverine World Wide Inc.	149,396	3,730
	LCI Industries	37,182	3,711
*,^ Tempur Sealy International Inc.		78,761	3,659
*	Zynga Inc. Class A	1,257,583	3,584
*	iRobot Corp.	53,568	3,543
	Nutrisystem Inc.	62,822	3,487
*	Steven Madden Ltd.	87,231	3,363
	HNI Corp.	70,922	3,269
*	Blue Buffalo Pet Products Inc.	141,203	3,248
	KB Home	163,039	3,241
	J&J Snack Foods Corp.	23,785	3,224
	Sanderson Farms Inc.	30,769	3,195
	Fresh Del Monte Produce Inc.	53,877	3,191
	Vector Group Ltd.	152,400	3,170
*	Cooper-Standard Holdings Inc.	28,147	3,122
*	Avon Products Inc.	700,508	3,082
*	Deckers Outdoor Corp.	51,065	3,050
	Herman Miller Inc.	95,887	3,025
*	TRI Pointe Group Inc.	240,195	3,012
*	ACCO Brands Corp.	227,683	2,994
	Universal Corp.	40,583	2,871
	Dean Foods Co.	144,238	2,836
*	Central Garden & Pet Co. Class A	77,477	2,690
	Columbia Sportswear Co.	44,209	2,597
	La-Z-Boy Inc.	92,466	2,497
	WD-40 Co.	21,713	2,366
*	Cavco Industries Inc.	20,153	2,346
	Interface Inc. Class A	122,526	2,334
*	Meritage Homes Corp.	63,258	2,328
^	Pilgrim's Pride Corp.	103,335	2,326
*	Gentherm Inc.	58,575	2,299
	Briggs & Stratton Corp.	98,473	2,211
	Coca-Cola Bottling Co. Consolidated	10,682	2,201
	MDC Holdings Inc.	71,899	2,161
	Steelcase Inc. Class A	128,318	2,149
*	American Axle & Manufacturing Holdings Inc.	113,676	2,135
*	Select Comfort Corp.	84,456	2,094
	Schweitzer-Mauduit International Inc.	50,099	2,075
*	Boston Beer Co. Inc. Class A	14,101	2,040
	Andersons Inc.	52,860	2,003
	Standard Motor Products Inc.	40,303	1,980
*	Vista Outdoor Inc.	95,650	1,969
	Knoll Inc.	82,527	1,965

	Ethan Allen Interiors Inc.	59,579	1,826
	John B Sanfilippo & Son Inc.	23,145	1,694
^	Cal-Maine Foods Inc.	45,671	1,681
	Inter Parfums Inc.	44,624	1,631
	Seaboard Corp.	360	1,501
	Medifast Inc.	33,570	1,490
*,^ Wayfair Inc.		36,745	1,488
	Callaway Golf Co.	132,693	1,469
*	Nautilus Inc.	78,770	1,438
*	Central Garden & Pet Co.	37,224	1,380
*	G-III Apparel Group Ltd.	62,526	1,369
*	Fitbit Inc. Class A	224,635	1,330
*	Motorcar Parts of America Inc.	43,131	1,325
*	Unifi Inc.	46,571	1,322
*	USANA Health Sciences Inc.	22,430	1,292
	Winnebago Industries Inc.	43,831	1,282
	Calavo Growers Inc.	21,145	1,281
*	Beazer Homes USA Inc.	104,026	1,262
	National Beverage Corp.	14,858	1,256
	Oxford Industries Inc.	21,579	1,236
	Movado Group Inc.	47,938	1,196
^	Tootsie Roll Industries Inc.	31,531	1,178
*	Fossil Group Inc.	66,446	1,159
	AdvancePierre Foods Holdings Inc.	36,330	1,132
*	Universal Electronics Inc.	15,679	1,074
*	Crocs Inc.	149,814	1,059
*	Modine Manufacturing Co.	86,477	1,055
	Bassett Furniture Industries Inc.	37,767	1,016
	Flexsteel Industries Inc.	19,486	982
*	Farmer Brothers Co.	27,582	975
	Lennar Corp. Class B	22,644	947
	Culp Inc.	29,737	928
*	Taylor Morrison Home Corp. Class A	43,288	923
	Superior Industries International Inc.	35,606	903
*	Perry Ellis International Inc.	39,234	843
*	Hostess Brands Inc.	51,800	822
	Kimball International Inc. Class B	49,604	818
*	M/I Homes Inc.	32,976	808
*	Fox Factory Holding Corp.	25,584	734
*	Iconix Brand Group Inc.	96,145	723
*,^ GoPro Inc. Class A		83,003	722
	Omega Protein Corp.	32,711	656
*,^ Jamba Inc.		72,175	653
*	Stoneridge Inc.	35,053	636
	Hooker Furniture Corp.	17,970	558
*	Revlon Inc. Class A	19,900	554
*	Primo Water Corp.	38,032	516
	MGP Ingredients Inc.	9,343	507
	National Presto Industries Inc.	4,575	468
*	Eastman Kodak Co.	39,871	459
*	Glu Mobile Inc.	199,352	453
	Alico Inc.	16,932	447
	Tower International Inc.	15,061	408
^	Valvoline Inc.	16,419	403
*	Shiloh Industries Inc.	28,486	388
	Phibro Animal Health Corp. Class A	13,665	384
	Libbey Inc.	25,544	372

*	Core Molding Technologies Inc.	20,725	370
*	Cherokee Inc.	42,923	369
	Weyco Group Inc.	11,573	325
*	Vera Bradley Inc.	34,158	318
*	JAKKS Pacific Inc.	53,883	296
*	Alliance One International Inc.	22,690	292
*	LGI Homes Inc.	7,514	255
	Marine Products Corp.	22,403	244
	Lifetime Brands Inc.	11,235	226
*	ZAGG Inc.	30,892	222
*	Lifeway Foods Inc.	19,531	210
*	Hovnanian Enterprises Inc. Class A	91,200	207
	Oil-Dri Corp. of America	5,275	197
	Nutraceutical International Corp.	6,285	196
*,^ Amplify Snack Brands Inc.		22,773	191
	Limoneira Co.	9,066	190
	Camping World Holdings Inc. Class A	5,805	187
	Johnson Outdoors Inc. Class A	5,006	183
*,^ Dixie Group Inc.		49,812	179
	Escalade Inc.	13,847	179
*	Sequential Brands Group Inc.	39,641	154
	Strattec Security Corp.	5,352	149
*	Black Diamond Inc.	27,241	148
*	Craft Brew Alliance Inc.	10,411	139
*,^ S&W Seed Co.		27,184	135
*	Lifevantage Corp.	24,901	134
*	Coffee Holding Co. Inc.	27,694	129
*	William Lyon Homes Class A	6,000	124
	Mannatech Inc.	7,199	117
	LS Starrett Co. Class A	11,175	117
*,^ elf Beauty Inc.		4,051	117
^	Orchids Paper Products Co.	4,683	112
	Titan International Inc.	10,744	111
*	Natural Alternatives International Inc.	12,166	107
	Nature's Sunshine Products Inc.	10,016	100
	Acushnet Holdings Corp.	5,367	93
*	Delta Apparel Inc.	5,153	91
*	Inventure Foods Inc.	18,959	84
	Rocky Brands Inc.	6,414	74
*	Malibu Boats Inc. Class A	3,100	70
*	Seneca Foods Corp. Class A	1,806	65
*	US Auto Parts Network Inc.	16,787	56
*	Female Health Co.	52,315	53
*	Emerson Radio Corp.	37,808	51
	Acme United Corp.	1,771	50
	Superior Uniform Group Inc.	2,555	48
*	Century Communities Inc.	1,789	45
*	Zedge Inc. Class B	14,082	43
*	Summer Infant Inc.	22,600	43
	Crown Crafts Inc.	4,278	35
*	Freshpet Inc.	3,032	33
*,^ Vuzix Corp.		3,300	20
*	Lakeland Industries Inc.	1,900	20
	MCBC Holdings Inc.	1,211	20
*	Skyline Corp.	2,012	19
	CompX International Inc.	1,065	16
	Stanley Furniture Co. Inc.	15,291	12

* Willamette Valley Vineyards Inc.	1,400	11
* Crystal Rock Holdings Inc.	7,780	6
* Cyanotech Corp.	997	4
		3,798,957
Consumer Services (13.0%)
* Amazon.com Inc.	644,364	571,254
Home Depot Inc.	1,935,326	284,164
Comcast Corp. Class A	7,518,790	282,631
Walt Disney Co.	2,386,582	270,615
Wal-Mart Stores Inc.	2,441,237	175,964
McDonald's Corp.	1,319,461	171,015
* Priceline Group Inc.	78,407	139,562
Starbucks Corp.	2,199,783	128,445
CVS Health Corp.	1,629,730	127,934
Walgreens Boots Alliance Inc.	1,457,816	121,072
Costco Wholesale Corp.	697,987	117,045
Time Warner Inc.	1,168,898	114,213
Lowe's Cos. Inc.	1,382,188	113,630
* Charter Communications Inc. Class A	320,727	104,980
* Netflix Inc.	649,747	96,039
TJX Cos. Inc.	985,577	77,939
* eBay Inc.	1,641,100	55,092
Twenty-First Century Fox Inc. Class A	1,672,363	54,168
McKesson Corp.	336,939	49,955
Southwest Airlines Co.	928,882	49,937
Target Corp.	892,730	49,270
Delta Air Lines Inc.	1,045,252	48,040
Kroger Co.	1,491,692	43,990
Marriott International Inc. Class A	462,674	43,575
Ross Stores Inc.	626,501	41,268
Cardinal Health Inc.	505,598	41,232
Sysco Corp.	777,689	40,378
* O'Reilly Automotive Inc.	149,239	40,271
CBS Corp. Class B	572,357	39,699
Las Vegas Sands Corp.	631,337	36,030
Carnival Corp.	596,239	35,124
Yum! Brands Inc.	534,399	34,148
* AutoZone Inc.	45,593	32,966
Omnicom Group Inc.	373,277	32,180
Dollar General Corp.	445,089	31,036
American Airlines Group Inc.	721,278	30,510
* United Continental Holdings Inc.	403,266	28,487
* Dollar Tree Inc.	356,589	27,978
* Ulta Beauty Inc.	93,998	26,811
Royal Caribbean Cruises Ltd.	272,755	26,760
Viacom Inc. Class B	567,744	26,468
Expedia Inc.	195,905	24,717
Nielsen Holdings plc	568,498	23,485
AmerisourceBergen Corp. Class A	261,443	23,138
MGM Resorts International	820,604	22,485
* DISH Network Corp. Class A	342,525	21,747
Best Buy Co. Inc.	427,174	20,996
* Chipotle Mexican Grill Inc. Class A	45,733	20,375
Twenty-First Century Fox Inc.	634,933	20,178
Hilton Worldwide Holdings Inc.	314,683	18,396
L Brands Inc.	386,154	18,188
Alaska Air Group Inc.	195,985	18,074

	Tiffany & Co.	188,120	17,928
*	CarMax Inc.	301,249	17,840
	Darden Restaurants Inc.	197,555	16,529
	Advance Auto Parts Inc.	111,212	16,488
	Foot Locker Inc.	210,439	15,743
	Interpublic Group of Cos. Inc.	628,296	15,437
	Whole Foods Market Inc.	506,795	15,062
	Wynn Resorts Ltd.	129,355	14,825
	Macy's Inc.	488,220	14,471
	Aramark	391,300	14,427
	Tractor Supply Co.	208,565	14,385
	Wyndham Worldwide Corp.	170,248	14,350
	Domino's Pizza Inc.	76,452	14,090
*	Liberty Interactive Corp. QVC Group Class A	661,496	13,243
*	Norwegian Cruise Line Holdings Ltd.	252,675	12,818
	Vail Resorts Inc.	63,670	12,218
^	Sirius XM Holdings Inc.	2,251,051	11,593
	Kohl's Corp.	283,689	11,294
*	VCA Inc.	123,202	11,273
*	JetBlue Airways Corp.	536,511	11,058
*	Liberty Media Corp-Liberty SiriusXM Class C	283,744	11,004
*	Burlington Stores Inc.	112,292	10,925
	FactSet Research Systems Inc.	63,367	10,450
	News Corp. Class A	794,846	10,333
	Scripps Networks Interactive Inc. Class A	128,651	10,082
*	Discovery Communications Inc.	354,889	10,047
*	Copart Inc.	155,123	9,607
	KAR Auction Services Inc.	219,514	9,586
	Gap Inc.	381,090	9,257
*	Panera Bread Co. Class A	34,693	9,085
	Staples Inc.	1,034,461	9,072
	Bed Bath & Beyond Inc.	229,428	9,053
^	Nordstrom Inc.	192,980	8,987
*	ServiceMaster Global Holdings Inc.	214,139	8,940
	Service Corp. International	287,520	8,879
	TEGNA Inc.	340,937	8,735
	Signet Jewelers Ltd.	120,166	8,324
*,^ Liberty Media Corp-Liberty Formula One		241,963	8,263
	H&R Block Inc.	347,044	8,069
	Dunkin' Brands Group Inc.	146,238	7,996
*	TripAdvisor Inc.	179,605	7,752
	Cinemark Holdings Inc.	172,879	7,665
*	Rite Aid Corp.	1,671,892	7,106
*	Discovery Communications Inc. Class A	243,272	7,077
	Casey's General Stores Inc.	62,282	6,991
	Six Flags Entertainment Corp.	116,929	6,956
	Williams-Sonoma Inc.	125,801	6,745
	Sabre Corp.	311,747	6,606
	Dick's Sporting Goods Inc.	133,014	6,472
*	Live Nation Entertainment Inc.	211,484	6,423
	Dun & Bradstreet Corp.	58,503	6,315
*	Madison Square Garden Co. Class A	30,963	6,184
^	Cracker Barrel Old Country Store Inc.	38,242	6,090
*	Spirit Airlines Inc.	110,545	5,867
	Rollins Inc.	156,386	5,807
	CST Brands Inc.	120,518	5,796
*	AMC Networks Inc. Class A	94,046	5,519

* Grand Canyon Education Inc.	75,917	5,436
* Liberty Media Corp-Liberty SiriusXM Class A	138,519	5,391
Jack in the Box Inc.	51,389	5,227
* Bright Horizons Family Solutions Inc.	70,996	5,147
* Sprouts Farmers Market Inc.	215,204	4,976
Nexstar Media Group Inc. Class A	70,757	4,964
Sinclair Broadcast Group Inc. Class A	122,026	4,942
* AutoNation Inc.	112,269	4,748
* Beacon Roofing Supply Inc.	95,578	4,699
* Sally Beauty Holdings Inc.	228,857	4,678
* Cabela's Inc.	87,443	4,644
Dolby Laboratories Inc. Class A	87,734	4,598
Cable One Inc.	7,289	4,552
Chemed Corp.	24,667	4,506
Texas Roadhouse Inc. Class A	101,021	4,498
* Michaels Cos. Inc.	200,260	4,484
* GrubHub Inc.	136,086	4,476
* Buffalo Wild Wings Inc.	29,106	4,446
Tribune Media Co. Class A	118,301	4,409
Cheesecake Factory Inc.	68,001	4,309
* Murphy USA Inc.	58,407	4,288
Graham Holdings Co. Class B	7,019	4,208
* Pandora Media Inc.	355,692	4,201
Wendy's Co.	307,340	4,183
* Dave & Buster's Entertainment Inc.	66,851	4,084
* Lions Gate Entertainment Corp. Class B	166,603	4,062
Regal Entertainment Group Class A	179,755	4,059
Meredith Corp.	62,634	4,046
John Wiley & Sons Inc. Class A	73,288	3,943
* Liberty Expedia Holdings Inc. Class A	86,499	3,934
Office Depot Inc.	841,328	3,925
PriceSmart Inc.	41,121	3,791
ILG Inc.	180,701	3,788
* Five Below Inc.	87,365	3,784
* Hawaiian Holdings Inc.	80,820	3,754
^ GameStop Corp. Class A	165,724	3,737
* Avis Budget Group Inc.	126,104	3,730
* Yelp Inc. Class A	112,268	3,677
American Eagle Outfitters Inc.	260,790	3,659
AMERCO	9,403	3,584
Papa John's International Inc.	44,087	3,529
Children's Place Inc.	29,046	3,487
* United Natural Foods Inc.	80,388	3,475
^ Brinker International Inc.	79,049	3,475
Big Lots Inc.	70,974	3,455
Marriott Vacations Worldwide Corp.	34,466	3,444
Allegiant Travel Co. Class A	21,200	3,397
* Caesars Acquisition Co. Class A	220,324	3,393
Aaron's Inc.	113,749	3,383
Choice Hotels International Inc.	53,884	3,373
Churchill Downs Inc.	21,211	3,369
* Acxiom Corp.	118,224	3,366
Bloomin' Brands Inc.	168,052	3,316
Matthews International Corp. Class A	48,919	3,309
Hillenbrand Inc.	91,282	3,272
* Sotheby's	71,775	3,264
Extended Stay America Inc.	201,335	3,209

	DeVry Education Group Inc.	90,343	3,203
*	WebMD Health Corp.	58,795	3,097
*	Urban Outfitters Inc.	129,262	3,071
	Lithia Motors Inc. Class A	35,440	3,035
	Time Inc.	152,345	2,948
	New York Times Co. Class A	204,001	2,938
*	Stamps.com Inc.	24,576	2,909
*	Hyatt Hotels Corp. Class A	53,678	2,898
*,^ RH		62,206	2,878
*,^ JC Penney Co. Inc.		465,772	2,869
	Bob Evans Farms Inc.	44,095	2,860
	Chico's FAS Inc.	201,080	2,855
*	Boyd Gaming Corp.	125,777	2,768
*	Hilton Grand Vacations Inc.	94,286	2,702
	SkyWest Inc.	78,685	2,695
*	Groupon Inc. Class A	684,575	2,690
	Monro Muffler Brake Inc.	49,057	2,556
	Morningstar Inc.	32,488	2,554
	Penske Automotive Group Inc.	54,517	2,552
*	Shutterfly Inc.	52,065	2,514
	Group 1 Automotive Inc.	33,514	2,483
*	MSG Networks Inc.	98,437	2,299
*	Scientific Games Corp. Class A	96,960	2,293
	Capella Education Co.	26,813	2,280
	Caleres Inc.	85,980	2,272
*	Asbury Automotive Group Inc.	37,651	2,263
	SpartanNash Co.	64,202	2,246
	DSW Inc. Class A	108,336	2,240
*	Belmond Ltd. Class A	182,921	2,213
	AMC Entertainment Holdings Inc. Class A	70,325	2,212
	Core-Mark Holding Co. Inc.	70,411	2,196
	Scholastic Corp.	51,246	2,182
*	Denny's Corp.	169,423	2,096
*	Gray Television Inc.	141,697	2,055
*	BJ's Restaurants Inc.	50,479	2,039
	Abercrombie & Fitch Co.	170,643	2,036
	SeaWorld Entertainment Inc.	111,293	2,033
*	Lions Gate Entertainment Corp. Class A	76,320	2,027
*	Hertz Global Holdings Inc.	115,112	2,019
*	Genesco Inc.	36,165	2,005
*	Houghton Mifflin Harcourt Co.	197,353	2,003
*	Performance Food Group Co.	82,627	1,967
*	La Quinta Holdings Inc.	144,752	1,957
	Sonic Corp.	75,867	1,924
	HSN Inc.	51,149	1,898
*	Rush Enterprises Inc. Class A	55,398	1,833
*	Pinnacle Entertainment Inc.	93,841	1,832
*	Ollie's Bargain Outlet Holdings Inc.	53,323	1,786
*	Herc Holdings Inc.	36,441	1,782
*	Penn National Gaming Inc.	95,162	1,754
	Strayer Education Inc.	21,396	1,722
*	Isle of Capri Casinos Inc.	64,523	1,701
*	SUPERVALU Inc.	436,635	1,685
^	Dillard's Inc. Class A	31,576	1,650
*	EW Scripps Co. Class A	69,228	1,623
	Gannett Co. Inc.	188,911	1,583
*	Liberty TripAdvisor Holdings Inc. Class A	111,154	1,567

	International Speedway Corp. Class A	42,171	1,558
	Ingles Markets Inc. Class A	35,942	1,551
	DineEquity Inc.	27,069	1,473
	Red Rock Resorts Inc. Class A	65,827	1,460
	Barnes & Noble Inc.	148,261	1,371
*	Francesca's Holdings Corp.	87,071	1,337
*	Liberty Media Corp-Liberty Braves Class C	56,214	1,329
	Carriage Services Inc. Class A	48,444	1,314
	PetMed Express Inc.	64,090	1,291
	Cato Corp. Class A	58,237	1,279
	Planet Fitness Inc. Class A	66,053	1,273
*,^ Diplomat Pharmacy Inc.		78,299	1,249
*	Hibbett Sports Inc.	41,737	1,231
*	Ascena Retail Group Inc.	285,108	1,215
*	Chuy's Holdings Inc.	40,257	1,200
*	Liberty Media Corp-Liberty Formula One Class A	36,679	1,199
*	Red Robin Gourmet Burgers Inc.	20,390	1,192
	National CineMedia Inc.	92,869	1,173
*	Express Inc.	128,172	1,168
	Tailored Brands Inc.	76,841	1,148
*	Etsy Inc.	107,271	1,140
	Pier 1 Imports Inc.	158,628	1,136
	Finish Line Inc. Class A	75,425	1,073
	Guess? Inc.	95,638	1,066
*	XO Group Inc.	61,388	1,057
	Weis Markets Inc.	17,604	1,050
	ClubCorp Holdings Inc.	65,409	1,050
*	Bankrate Inc.	108,362	1,046
*	Biglari Holdings Inc.	2,345	1,013
*	1-800-Flowers.com Inc. Class A	99,071	1,011
*	Regis Corp.	83,425	978
*	American Public Education Inc.	42,464	972
*,^ Weight Watchers International Inc.		62,187	968
	Marcus Corp.	30,097	966
*	Lumber Liquidators Holdings Inc.	44,129	926
*	Vitamin Shoppe Inc.	45,439	916
^	Fred's Inc. Class A	68,608	899
	Entercom Communications Corp. Class A	62,778	898
	Haverty Furniture Cos. Inc.	36,631	892
*	SiteOne Landscape Supply Inc.	18,131	878
^	Buckle Inc.	46,518	865
*	Clean Energy Fuels Corp.	332,841	849
*	America's Car-Mart Inc.	23,137	843
^	GNC Holdings Inc. Class A	112,176	826
*	Angie's List Inc.	142,173	810
*,^ Sears Holdings Corp.		68,808	791
	Clear Channel Outdoor Holdings Inc. Class A	129,972	786
	Big 5 Sporting Goods Corp.	51,159	773
	Sonic Automotive Inc. Class A	38,208	766
*	Fiesta Restaurant Group Inc.	31,524	763
*	Autobytel Inc.	60,765	761
*	MarineMax Inc.	34,378	744
^	Rent-A-Center Inc.	83,791	743
	Ruth's Hospitality Group Inc.	36,923	740
	World Wrestling Entertainment Inc. Class A	33,116	736
	CSS Industries Inc.	27,703	718
*	Overstock.com Inc.	40,464	696

*	K12 Inc.	36,165	693
	New Media Investment Group Inc.	45,883	652
	Wingstop Inc.	22,210	628
*	FTD Cos. Inc.	31,088	626
*	Century Casinos Inc.	81,651	617
*,^ Lands' End Inc.		28,589	613
*	Titan Machinery Inc.	39,377	604
*	Quotient Technology Inc.	62,461	597
*	Caesars Entertainment Corp.	62,293	595
	Collectors Universe Inc.	22,039	575
*,^ Party City Holdco Inc.		40,872	574
*	Carrols Restaurant Group Inc.	40,549	574
	Entravision Communications Corp. Class A	92,516	574
	Citi Trends Inc.	33,553	570
	AH Belo Corp. Class A	90,301	555
*	Tuesday Morning Corp.	145,725	546
*	Build-A-Bear Workshop Inc.	60,373	534
*	Monarch Casino & Resort Inc.	17,984	531
*	Liquidity Services Inc.	65,391	523
*	Del Frisco's Restaurant Group Inc.	26,814	484
	MDC Partners Inc. Class A	50,807	478
*	Barnes & Noble Education Inc.	49,703	477
*,^ TrueCar Inc.		30,800	477
*	Leaf Group Ltd.	62,994	472
	Tile Shop Holdings Inc.	22,642	436
	Shoe Carnival Inc.	17,467	429
*	Shake Shack Inc. Class A	12,690	424
*	Bridgepoint Education Inc.	38,451	410
*	Zumiez Inc.	22,035	403
*	Providence Service Corp.	8,902	396
*	Kirkland's Inc.	31,646	392
*	Ascent Capital Group Inc. Class A	27,699	391
*,^ Conn's Inc.		44,330	388
	Speedway Motorsports Inc.	20,587	388
*	SP Plus Corp.	11,236	379
*	Career Education Corp.	42,462	369
*	Chefs' Warehouse Inc.	25,911	360
*	Liberty Media Corp-Liberty Braves Class A	14,955	358
*	Gaia Inc. Class A	33,386	332
*	Ruby Tuesday Inc.	114,376	321
*	Cambium Learning Group Inc.	61,827	303
*	Lee Enterprises Inc.	116,251	302
*	J Alexander's Holdings Inc.	30,023	302
*	Reading International Inc. Class A	19,360	301
*	Trade Desk Inc. Class A	8,011	298
*	Care.com Inc.	23,499	294
*	Eldorado Resorts Inc.	15,423	292
*	Marchex Inc. Class B	103,454	281
*	RetailMeNot Inc.	34,075	276
*,^ Daily Journal Corp.		1,275	273
*	Destination XL Group Inc.	82,862	236
*	Zoe's Kitchen Inc.	12,695	235
*	Bojangles' Inc.	11,443	235
*	Drive Shack Inc.	56,426	234
*	Town Sports International Holdings Inc.	65,935	234
*	Bravo Brio Restaurant Group Inc.	41,392	211
*	RealNetworks Inc.	42,363	205

*	Natural Grocers by Vitamin Cottage Inc.	19,620	204
*	Smart & Final Stores Inc.	16,517	200
*,^ Christopher & Banks Corp.		122,373	181
*	tronc Inc.	12,900	180
	Saga Communications Inc. Class A	3,223	165
*	TheStreet Inc.	181,048	138
*	Harte-Hanks Inc.	95,721	134
*	Chegg Inc.	14,854	125
	RCI Hospitality Holdings Inc.	6,664	115
*	McClatchy Co. Class A	11,484	111
*	Luby's Inc.	35,510	110
*	Global Eagle Entertainment Inc.	34,451	110
*,^ Bon-Ton Stores Inc.		129,935	109
*	West Marine Inc.	11,266	108
*	QuinStreet Inc.	27,046	106
*	EVINE Live Inc.	78,989	101
*	Famous Dave's of America Inc.	25,956	100
*,^ Noodles & Co. Class A		17,000	98
	Ark Restaurants Corp.	3,854	97
*	Del Taco Restaurants Inc.	7,200	96
*	comScore Inc.	4,419	95
*	Avid Technology Inc.	20,459	95
^	Stage Stores Inc.	36,773	95
*	Rubicon Project Inc.	16,169	95
*	Potbelly Corp.	6,657	93
	Stein Mart Inc.	29,959	90
*,^ Rave Restaurant Group Inc.		39,164	87
	CBS Corp. Class A	1,214	85
*	Radio One Inc.	25,730	85
	Village Super Market Inc. Class A	3,022	80
*	Diversified Restaurant Holdings Inc.	34,766	80
	Salem Media Group Inc. Class A	10,229	76
*	Destination Maternity Corp.	17,667	75
*	Red Lion Hotels Corp.	9,601	68
*	New York & Co. Inc.	34,183	67
*	Boot Barn Holdings Inc.	6,517	64
	Liberty Tax Inc.	4,055	58
*	Dover Downs Gaming & Entertainment Inc.	52,774	55
*	Spark Networks Inc.	53,035	55
*,^ WeCast Network Inc.		23,900	49
	News Corp. Class B	3,627	49
*,^ bebe stores inc		12,463	48
*	Fogo De Chao Inc.	2,919	47
*	TechTarget Inc.	5,000	45
*	El Pollo Loco Holdings Inc.	3,512	42
	Natural Health Trends Corp.	1,000	29
*,^ Digital Turbine Inc.		24,819	23
	Golden Entertainment Inc.	1,523	20
*	Container Store Group Inc.	4,572	19
^	National American University Holdings Inc.	5,908	15
*	Cumulus Media Inc. Class A	44,781	14
*	Papa Murphy's Holdings Inc.	3,000	14
	Insignia Systems Inc.	7,050	10
	Flanigan's Enterprises Inc.	329	8
	Educational Development Corp.	1,122	8
*	MaxPoint Interactive Inc.	1,134	7
	Tilly's Inc. Class A	603	5

Emmis Communications Corp. Class A	2,200	5
* Radio One Inc. Class A	1,680	5
* Bagger Dave's Burger Tavern Inc.	34,766	2
* PCM Inc.	63	2
* Profire Energy Inc.	171	—
* SPAR Group Inc.	29	—
* Universal Travel Group	118	—
		5,126,187
Financials (20.1%)
JPMorgan Chase & Co.	5,684,724	499,346
* Berkshire Hathaway Inc. Class B	2,988,469	498,118
Wells Fargo & Co.	7,180,941	399,691
Bank of America Corp.	15,926,701	375,711
Citigroup Inc.	4,527,351	270,826
Visa Inc. Class A	2,951,840	262,330
Mastercard Inc. Class A	1,513,648	170,240
US Bancorp	2,556,963	131,684
Goldman Sachs Group Inc.	568,508	130,598
American International Group Inc.	1,556,510	97,173
American Express Co.	1,217,318	96,302
Chubb Ltd.	702,324	95,692
Morgan Stanley	2,231,811	95,611
PNC Financial Services Group Inc.	773,047	92,951
Simon Property Group Inc.	499,396	85,911
American Tower Corporation	676,496	82,221
Charles Schwab Corp.	1,895,856	77,370
Bank of New York Mellon Corp.	1,596,182	75,388
MetLife Inc.	1,392,623	73,558
Prudential Financial Inc.	683,325	72,897
Capital One Financial Corp.	763,815	66,192
BlackRock Inc.	167,407	64,202
CME Group Inc.	512,173	60,846
Marsh & McLennan Cos. Inc.	816,846	60,357
BB&T Corp.	1,284,687	57,426
Intercontinental Exchange Inc.	946,129	56,645
Crown Castle International Corp.	573,019	54,122
Travelers Cos. Inc.	448,739	54,091
S&P Global Inc.	410,700	53,695
Public Storage	234,282	51,287
Aon plc	417,367	49,537
Equinix Inc.	122,179	48,917
Allstate Corp.	581,764	47,408
Aflac Inc.	648,369	46,955
State Street Corp.	576,723	45,913
Synchrony Financial	1,288,698	44,202
Prologis Inc.	840,119	43,585
SunTrust Banks Inc.	780,085	43,139
Discover Financial Services	612,773	41,908
Welltower Inc.	575,989	40,792
Weyerhaeuser Co.	1,189,004	40,402
AvalonBay Communities Inc.	218,189	40,059
Ventas Inc.	563,387	36,643
Equity Residential	583,552	36,309
Progressive Corp.	923,181	36,170
M&T Bank Corp.	220,599	34,133
Boston Properties Inc.	244,329	32,352
Ameriprise Financial Inc.	244,748	31,739

KeyCorp	1,717,977	30,546
Fifth Third Bancorp	1,201,279	30,512
Northern Trust Corp.	342,017	29,612
Moody's Corp.	258,159	28,924
Hartford Financial Services Group Inc.	600,556	28,869
Principal Financial Group Inc.	457,103	28,848
Regions Financial Corp.	1,956,931	28,434
Citizens Financial Group Inc.	813,754	28,115
Vornado Realty Trust	270,438	27,128
Willis Towers Watson plc	206,568	27,038
Digital Realty Trust Inc.	252,555	26,869
Equifax Inc.	190,478	26,046
Realty Income Corp.	428,345	25,499
T. Rowe Price Group Inc.	367,429	25,040
Essex Property Trust Inc.	104,167	24,118
Lincoln National Corp.	361,658	23,671
* SBA Communications Corp. Class A	195,955	23,587
HCP Inc.	744,467	23,287
Huntington Bancshares Inc.	1,726,639	23,120
* IHS Markit Ltd.	549,957	23,071
First Republic Bank	244,218	22,910
* GGP Inc.	984,995	22,832
Franklin Resources Inc.	540,482	22,776
Host Hotels & Resorts Inc.	1,176,490	21,953
Loews Corp.	454,610	21,262
* Markel Corp.	21,118	20,608
* Liberty Broadband Corp.	230,507	19,916
Invesco Ltd.	647,042	19,819
Comerica Inc.	279,657	19,179
Mid-America Apartment Communities Inc.	180,434	18,357
Annaly Capital Management Inc.	1,620,347	18,002
Cincinnati Financial Corp.	248,935	17,991
* Arch Capital Group Ltd.	185,196	17,551
Unum Group	367,354	17,225
SL Green Realty Corp.	160,476	17,110
XL Group Ltd.	425,763	16,971
TD Ameritrade Holding Corp.	419,843	16,315
Arthur J Gallagher & Co.	283,822	16,047
FNF Group	411,986	16,043
* CBRE Group Inc. Class A	455,498	15,847
Raymond James Financial Inc.	205,518	15,673
Western Union Co.	768,101	15,631
^ Alexandria Real Estate Equities Inc.	141,247	15,611
UDR Inc.	425,345	15,423
* SVB Financial Group	82,814	15,411
Federal Realty Investment Trust	114,594	15,298
Regency Centers Corp.	229,908	15,264
Ally Financial Inc.	749,227	15,232
* E*TRADE Financial Corp.	436,390	15,226
Duke Realty Corp.	565,656	14,860
Macerich Co.	228,380	14,708
MSCI Inc. Class A	148,992	14,481
* Alleghany Corp.	23,263	14,299
Affiliated Managers Group Inc.	87,162	14,289
Iron Mountain Inc.	398,034	14,198
Kimco Realty Corp.	642,300	14,188
Extra Space Storage Inc.	189,910	14,127

CIT Group Inc.	321,498	13,802
Torchmark Corp.	179,124	13,800
Zions Bancorporation	323,654	13,593
* Berkshire Hathaway Inc. Class A	53	13,242
VEREIT Inc.	1,549,804	13,158
Reinsurance Group of America Inc. Class A	102,011	12,953
Nasdaq Inc.	184,011	12,780
* Signature Bank New York NY	82,452	12,235
East West Bancorp Inc.	229,043	11,821
Voya Financial Inc.	308,038	11,693
SEI Investments Co.	228,201	11,510
Everest Re Group Ltd.	48,703	11,387
Kilroy Realty Corp.	155,365	11,199
Camden Property Trust	139,100	11,192
Apartment Investment & Management Co.	249,720	11,075
Colony NorthStar Inc. Class A	837,638	10,814
MarketAxess Holdings Inc.	56,879	10,664
American Financial Group Inc.	110,393	10,534
WP Carey Inc.	168,861	10,507
CBOE Holdings Inc.	129,175	10,472
AGNC Investment Corp.	525,937	10,461
Brixmor Property Group Inc.	483,641	10,379
Gaming and Leisure Properties Inc.	308,711	10,317
New York Community Bancorp Inc.	736,587	10,290
Omega Healthcare Investors Inc.	310,121	10,231
WR Berkley Corp.	144,820	10,229
National Retail Properties Inc.	233,956	10,205
PacWest Bancorp	191,127	10,179
American Campus Communities Inc.	210,361	10,011
Lamar Advertising Co. Class A	131,407	9,821
People's United Financial Inc.	529,146	9,630
Equity LifeStyle Properties Inc.	124,129	9,565
Bank of the Ozarks Inc.	182,852	9,510
Lazard Ltd. Class A	206,325	9,489
RenaissanceRe Holdings Ltd.	65,169	9,427
Axis Capital Holdings Ltd.	140,009	9,385
Starwood Property Trust Inc.	412,793	9,321
Liberty Property Trust	233,574	9,004
Douglas Emmett Inc.	231,064	8,873
Assurant Inc.	90,667	8,674
Hudson Pacific Properties Inc.	246,468	8,538
Sun Communities Inc.	105,107	8,443
Forest City Realty Trust Inc. Class A	383,756	8,358
New Residential Investment Corp.	488,270	8,291
Hospitality Properties Trust	261,074	8,232
* SLM Corp.	678,817	8,214
Commerce Bancshares Inc.	145,345	8,163
Old Republic International Corp.	396,563	8,122
Cullen/Frost Bankers Inc.	91,192	8,113
Jones Lang LaSalle Inc.	72,043	8,029
American Homes 4 Rent Class A	347,166	7,971
Highwoods Properties Inc.	161,590	7,939
Spirit Realty Capital Inc.	768,429	7,784
Eaton Vance Corp.	171,381	7,705
Assured Guaranty Ltd.	207,199	7,689
Senior Housing Properties Trust	377,873	7,652
Synovus Financial Corp.	184,785	7,580

EPR Properties	101,190	7,451
CubeSmart	286,956	7,449
Brown & Brown Inc.	178,449	7,445
* Western Alliance Bancorp	150,449	7,386
Prosperity Bancshares Inc.	104,932	7,315
Webster Financial Corp.	145,857	7,299
FNB Corp.	487,474	7,249
PrivateBancorp Inc.	120,545	7,157
Navient Corp.	481,674	7,110
Healthcare Trust of America Inc. Class A	225,514	7,095
DCT Industrial Trust Inc.	146,029	7,027
Allied World Assurance Co. Holdings AG	131,653	6,991
Realogy Holdings Corp.	234,028	6,972
First American Financial Corp.	175,169	6,881
* Athene Holding Ltd. Class A	137,464	6,872
First Horizon National Corp.	370,693	6,858
Validus Holdings Ltd.	119,641	6,747
* Howard Hughes Corp.	57,412	6,732
Popular Inc.	165,016	6,721
Investors Bancorp Inc.	466,910	6,714
* Texas Capital Bancshares Inc.	78,750	6,572
Medical Properties Trust Inc.	509,772	6,571
CyrusOne Inc.	126,267	6,499
Weingarten Realty Investors	193,356	6,456
STORE Capital Corp.	269,898	6,445
Apple Hospitality REIT Inc.	337,221	6,441
IBERIABANK Corp.	81,165	6,420
* Equity Commonwealth	199,794	6,238
DDR Corp.	496,346	6,219
Umpqua Holdings Corp.	350,333	6,215
BankUnited Inc.	165,761	6,185
Radian Group Inc.	341,282	6,129
Hanover Insurance Group Inc.	67,812	6,107
DuPont Fabros Technology Inc.	123,145	6,107
Hancock Holding Co.	133,660	6,088
Uniti Group Inc.	235,193	6,080
Life Storage Inc.	73,844	6,064
Taubman Centers Inc.	91,705	6,054
Healthcare Realty Trust Inc.	185,014	6,013
Primerica Inc.	72,848	5,988
GEO Group Inc.	128,984	5,981
Associated Banc-Corp	242,069	5,906
CoreCivic Inc.	187,264	5,884
Gramercy Property Trust	223,717	5,884
Outfront Media Inc.	220,412	5,852
* Liberty Ventures Class A	129,299	5,751
Chemical Financial Corp.	112,371	5,748
Chimera Investment Corp.	284,080	5,733
Wintrust Financial Corp.	82,508	5,703
CNO Financial Group Inc.	276,260	5,663
Bank of Hawaii Corp.	67,997	5,600
* Zillow Group Inc.	164,811	5,549
Rayonier Inc.	195,667	5,545
Cousins Properties Inc.	666,250	5,510
* MGIC Investment Corp.	541,975	5,490
Retail Properties of America Inc.	378,059	5,452
Home BancShares Inc.	200,922	5,439

MB Financial Inc.	126,585	5,420
UMB Financial Corp.	71,288	5,369
Sunstone Hotel Investors Inc.	349,642	5,360
Two Harbors Investment Corp.	553,668	5,310
Park Hotels & Resorts Inc.	204,415	5,247
Legg Mason Inc.	144,499	5,218
LaSalle Hotel Properties	180,008	5,211
Corporate Office Properties Trust	156,817	5,191
^ United Bankshares Inc.	122,532	5,177
* Stifel Financial Corp.	102,888	5,164
Colony Starwood Homes	151,258	5,135
White Mountains Insurance Group Ltd.	5,803	5,106
LPL Financial Holdings Inc.	128,187	5,106
ProAssurance Corp.	84,722	5,104
Empire State Realty Trust Inc.	245,849	5,074
Tanger Factory Outlet Centers Inc.	152,991	5,014
Aspen Insurance Holdings Ltd.	95,934	4,993
Erie Indemnity Co. Class A	40,435	4,961
First Industrial Realty Trust Inc.	186,128	4,957
Pinnacle Financial Partners Inc.	74,394	4,943
Piedmont Office Realty Trust Inc. Class A	231,216	4,943
Fulton Financial Corp.	275,608	4,920
CoreSite Realty Corp.	54,029	4,865
Sterling Bancorp	203,327	4,819
MFA Financial Inc.	593,893	4,799
Physicians Realty Trust	239,912	4,767
Paramount Group Inc.	293,214	4,753
Education Realty Trust Inc.	116,212	4,747
Valley National Bancorp	399,701	4,716
Washington Federal Inc.	142,330	4,711
Brandywine Realty Trust	278,998	4,528
Cathay General Bancorp	119,181	4,491
Blackstone Mortgage Trust Inc. Class A	143,475	4,442
RLJ Lodging Trust	188,313	4,427
National Health Investors Inc.	60,290	4,379
Columbia Property Trust Inc.	196,791	4,379
Selective Insurance Group Inc.	92,743	4,373
Ryman Hospitality Properties Inc.	69,081	4,271
Urban Edge Properties	159,244	4,188
TCF Financial Corp.	244,974	4,169
Glacier Bancorp Inc.	122,153	4,145
Evercore Partners Inc. Class A	52,612	4,098
BancorpSouth Inc.	135,028	4,085
* Essent Group Ltd.	111,409	4,030
First Financial Bankshares Inc.	99,828	4,003
RLI Corp.	66,440	3,988
BGC Partners Inc. Class A	349,268	3,968
Great Western Bancorp Inc.	93,542	3,967
South State Corp.	44,149	3,945
Hope Bancorp Inc.	204,239	3,915
Community Bank System Inc.	70,908	3,899
Financial Engines Inc.	89,255	3,887
Federated Investors Inc. Class B	147,194	3,877
Acadia Realty Trust	128,717	3,869
American National Insurance Co.	32,135	3,793
Old National Bancorp	215,581	3,740
Washington REIT	118,774	3,715

	EastGroup Properties Inc.	50,386	3,705
*	HRG Group Inc.	191,121	3,692
	Retail Opportunity Investments Corp.	174,000	3,659
	CVB Financial Corp.	163,682	3,616
	Columbia Banking System Inc.	92,702	3,614
	FirstCash Inc.	73,514	3,613
	Care Capital Properties Inc.	133,896	3,598
*	Blackhawk Network Holdings Inc.	88,326	3,586
	Interactive Brokers Group Inc.	102,905	3,573
	DiamondRock Hospitality Co.	319,250	3,560
	PS Business Parks Inc.	30,328	3,480
*,^ Credit Acceptance Corp.		17,424	3,475
	First Midwest Bancorp Inc.	146,635	3,472
	Mack-Cali Realty Corp.	128,872	3,472
*	Liberty Broadband Corp. Class A	40,183	3,419
	Pebblebrook Hotel Trust	115,120	3,363
	EverBank Financial Corp.	172,458	3,359
	Alexander & Baldwin Inc.	74,435	3,314
	First Merchants Corp.	84,124	3,308
	Independent Bank Corp.	50,634	3,291
	First Financial Bancorp	119,815	3,289
*	Genworth Financial Inc. Class A	796,757	3,283
*	Invitation Homes Inc.	149,920	3,273
	STAG Industrial Inc.	130,722	3,271
	Kennedy-Wilson Holdings Inc.	147,215	3,268
	Trustmark Corp.	102,675	3,264
	First Citizens BancShares Inc.Class A	9,665	3,241
	Hilltop Holdings Inc.	117,465	3,227
*	HealthEquity Inc.	75,693	3,213
	Ameris Bancorp	69,203	3,190
	International Bancshares Corp.	89,401	3,165
	BOK Financial Corp.	40,348	3,158
	American Equity Investment Life Holding Co.	133,388	3,152
*	LendingClub Corp.	564,951	3,102
	QTS Realty Trust Inc. Class A	63,516	3,096
	Janus Capital Group Inc.	234,551	3,096
	Kemper Corp.	77,484	3,092
	Argo Group International Holdings Ltd.	45,540	3,088
	Provident Financial Services Inc.	117,936	3,049
	LTC Properties Inc.	63,197	3,027
	Lexington Realty Trust	303,013	3,024
	Astoria Financial Corp.	145,308	2,980
	Apollo Commercial Real Estate Finance Inc.	158,410	2,980
	United Community Banks Inc.	107,324	2,972
	Potlatch Corp.	64,863	2,964
	Sabra Health Care REIT Inc.	105,052	2,934
	Xenia Hotels & Resorts Inc.	171,668	2,930
*	FCB Financial Holdings Inc. Class A	58,656	2,906
	Towne Bank	89,276	2,893
	Capitol Federal Financial Inc.	197,529	2,890
*	Eagle Bancorp Inc.	48,358	2,887
	Kite Realty Group Trust	133,301	2,866
	Renasant Corp.	72,146	2,863
	Park National Corp.	27,166	2,858
	Banner Corp.	50,980	2,837
	Boston Private Financial Holdings Inc.	172,447	2,828
	LegacyTexas Financial Group Inc.	70,728	2,822

*	Quality Care Properties Inc.	149,545	2,820
*	Zillow Group Inc. Class A	82,558	2,791
	Invesco Mortgage Capital Inc.	179,450	2,767
	Westamerica Bancorporation	49,448	2,761
*	Enstar Group Ltd.	14,293	2,734
	Mercury General Corp.	44,439	2,710
	CenterState Banks Inc.	103,174	2,672
	First Commonwealth Financial Corp.	201,280	2,669
	Monogram Residential Trust Inc.	266,923	2,661
	AMERISAFE Inc.	40,392	2,621
	Employers Holdings Inc.	68,807	2,611
	Northwest Bancshares Inc.	154,934	2,609
	CBL & Associates Properties Inc.	273,035	2,605
	American Assets Trust Inc.	61,930	2,591
	ServisFirst Bancshares Inc.	71,201	2,590
	Select Income REIT	100,257	2,586
*	PRA Group Inc.	77,812	2,579
	New York REIT Inc.	265,859	2,576
	CYS Investments Inc.	323,897	2,575
	Washington Prime Group Inc.	295,725	2,570
	NBT Bancorp Inc.	68,625	2,544
	WesBanco Inc.	66,546	2,536
	Capital Bank Financial Corp.	58,360	2,533
	Agree Realty Corp.	52,530	2,519
	Horace Mann Educators Corp.	60,736	2,493
	Brookline Bancorp Inc.	158,831	2,486
	Simmons First National Corp. Class A	45,010	2,482
	Berkshire Hills Bancorp Inc.	67,810	2,445
	Lakeland Financial Corp.	56,319	2,428
^	Banc of California Inc.	117,126	2,425
	First Busey Corp.	81,783	2,404
	Government Properties Income Trust	114,044	2,387
	Heartland Financial USA Inc.	47,717	2,383
	Chesapeake Lodging Trust	97,045	2,325
*	MBIA Inc.	271,707	2,301
	Redwood Trust Inc.	138,408	2,299
	Capstead Mortgage Corp.	216,699	2,284
	City Holding Co.	35,175	2,268
*	Santander Consumer USA Holdings Inc.	169,523	2,258
	S&T Bancorp Inc.	64,554	2,234
	Global Net Lease Inc.	91,374	2,200
	Hanmi Financial Corp.	71,279	2,192
*,^ BofI Holding Inc.		83,797	2,190
	Waddell & Reed Financial Inc. Class A	128,342	2,182
*	OneMain Holdings Inc. Class A	87,667	2,179
	Central Pacific Financial Corp.	70,701	2,159
	Cardinal Financial Corp.	71,857	2,151
	National General Holdings Corp.	89,976	2,138
	TFS Financial Corp.	128,087	2,129
^	ARMOUR Residential REIT Inc.	93,252	2,118
	National Bank Holdings Corp. Class A	62,789	2,041
*	Customers Bancorp Inc.	63,863	2,014
*	FNFV Group	151,779	2,011
	AmTrust Financial Services Inc.	108,440	2,002
	Beneficial Bancorp Inc.	123,010	1,968
	Franklin Street Properties Corp.	162,059	1,967
	PennyMac Mortgage Investment Trust	107,504	1,908

	BancFirst Corp.	21,161	1,902
	Bryn Mawr Bank Corp.	47,334	1,870
	Flushing Financial Corp.	69,341	1,863
	BNC Bancorp	53,114	1,862
	Community Trust Bancorp Inc.	40,660	1,860
	Four Corners Property Trust Inc.	81,180	1,853
*	St. Joe Co.	108,696	1,853
	FelCor Lodging Trust Inc.	246,768	1,853
	Camden National Corp.	42,057	1,852
	Enterprise Financial Services Corp.	43,240	1,833
	Infinity Property & Casualty Corp.	19,042	1,819
	CoBiz Financial Inc.	107,784	1,811
	Ramco-Gershenson Properties Trust	128,608	1,803
*	First BanCorp	316,121	1,786
	Bridge Bancorp Inc.	50,320	1,761
	Northfield Bancorp Inc.	97,589	1,759
	WSFS Financial Corp.	37,921	1,742
^	WisdomTree Investments Inc.	190,214	1,727
	Dime Community Bancshares Inc.	84,654	1,718
	Piper Jaffray Cos.	26,811	1,712
	Alexander's Inc.	3,929	1,697
*	Ambac Financial Group Inc.	89,912	1,696
	Great Southern Bancorp Inc.	33,525	1,693
	Union Bankshares Corp.	47,817	1,682
	Sandy Spring Bancorp Inc.	40,737	1,670
	Navigators Group Inc.	30,702	1,667
*	Flagstar Bancorp Inc.	58,924	1,661
	First Interstate BancSystem Inc. Class A	41,678	1,653
	Anworth Mortgage Asset Corp.	295,984	1,643
*	Encore Capital Group Inc.	53,231	1,640
	Rexford Industrial Realty Inc.	72,675	1,637
	FBL Financial Group Inc. Class A	24,985	1,635
	HFF Inc. Class A	59,056	1,634
	First Hawaiian Inc.	54,487	1,630
	MTGE Investment Corp.	96,232	1,612
	Artisan Partners Asset Management Inc. Class A	58,384	1,611
*	Green Dot Corp. Class A	48,211	1,608
	Pennsylvania REIT	105,301	1,594
	Virtus Investment Partners Inc.	15,019	1,591
	Saul Centers Inc.	25,622	1,579
	Summit Hotel Properties Inc.	97,427	1,557
	Oritani Financial Corp.	89,345	1,519
	Nelnet Inc. Class A	33,736	1,480
	Federal Agricultural Mortgage Corp.	25,605	1,474
	OFG Bancorp	124,833	1,473
	Ashford Hospitality Trust Inc.	230,247	1,467
*,^ Altisource Portfolio Solutions SA		39,251	1,444
*	KCG Holdings Inc. Class A	79,536	1,418
*	iStar Inc.	118,122	1,394
	Bank Mutual Corp.	148,234	1,393
	Blue Hills Bancorp Inc.	77,553	1,384
*	Greenlight Capital Re Ltd. Class A	61,879	1,368
	Diamond Hill Investment Group Inc.	6,935	1,349
	Chatham Lodging Trust	67,619	1,335
	Arrow Financial Corp.	39,376	1,335
	Parkway Inc.	66,660	1,326
	Altisource Residential Corp.	86,731	1,323

	American National Bankshares Inc.	35,049	1,306
	Kearny Financial Corp.	85,957	1,294
	Bank of Marin Bancorp	19,996	1,287
	Greenhill & Co. Inc.	43,271	1,268
	Sierra Bancorp	45,920	1,260
	1st Source Corp.	26,772	1,257
	Ares Commercial Real Estate Corp.	93,581	1,252
	Cohen & Steers Inc.	30,959	1,237
	Terreno Realty Corp.	43,977	1,231
	New Senior Investment Group Inc.	119,219	1,216
	Lakeland Bancorp Inc.	61,607	1,207
	Tompkins Financial Corp.	14,840	1,195
	Arbor Realty Trust Inc.	139,630	1,170
	First Bancorp	39,530	1,158
	NRG Yield Inc.	64,387	1,140
	BankFinancial Corp.	75,814	1,101
	Southside Bancshares Inc.	32,628	1,095
	Cedar Realty Trust Inc.	217,101	1,090
*	Cowen Group Inc. Class A	71,895	1,075
	Armada Hoffler Properties Inc.	77,242	1,073
	Ames National Corp.	35,025	1,072
	Investment Technology Group Inc.	52,124	1,056
*	Walker & Dunlop Inc.	25,091	1,046
	United Fire Group Inc.	24,431	1,045
	Stewart Information Services Corp.	23,495	1,038
	TrustCo Bank Corp. NY	130,769	1,027
^	Access National Corp.	34,015	1,021
	Meridian Bancorp Inc.	55,744	1,020
	NRG Yield Inc. Class A	58,024	1,009
^	Seritage Growth Properties Class A	23,358	1,008
	Hersha Hospitality Trust Class A	53,498	1,005
	Safety Insurance Group Inc.	14,299	1,002
*	Ocwen Financial Corp.	179,745	983
	State Bank Financial Corp.	37,618	983
*	Forestar Group Inc.	71,427	975
*	World Acceptance Corp.	18,636	965
	CareTrust REIT Inc.	56,938	958
	Maiden Holdings Ltd.	67,730	948
*	LendingTree Inc.	7,519	942
	First Defiance Financial Corp.	18,805	931
*	Global Indemnity Ltd.	23,860	918
	Getty Realty Corp.	35,714	902
	RE/MAX Holdings Inc. Class A	15,160	901
	ConnectOne Bancorp Inc.	36,476	885
*	eHealth Inc.	72,522	873
*	Pacific Premier Bancorp Inc.	22,630	872
	First Community Bancshares Inc.	34,489	861
	OceanFirst Financial Corp.	30,546	861
	National Storage Affiliates Trust	35,873	857
	Independent Bank Group Inc.	13,285	854
	Bar Harbor Bankshares	25,755	852
	Ladder Capital Corp. Class A	58,803	849
*	AV Homes Inc.	50,969	838
^	Arlington Asset Investment Corp. Class A	57,887	818
	Great Ajax Corp.	62,550	816
	Consolidated-Tomoka Land Co.	15,179	813
*,^ Citizens Inc. Class A		108,990	810

	Dynex Capital Inc.	112,992	801
	First Potomac Realty Trust	75,837	780
*,^ Black Knight Financial Services Inc. Class A		20,339	779
	Century Bancorp Inc. Class A	12,640	769
	Preferred Apartment Communities Inc. Class A	57,927	765
*	NMI Holdings Inc. Class A	66,797	761
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	37,489	757
	Marlin Business Services Corp.	29,378	756
	Capital City Bank Group Inc.	35,031	749
	Moelis & Co. Class A	19,364	746
	Republic Bancorp Inc. Class A	21,600	743
	Investors Real Estate Trust	124,679	739
	Universal Insurance Holdings Inc.	29,855	731
*	Enova International Inc.	49,086	729
*	HomeStreet Inc.	25,036	700
*	EZCORP Inc. Class A	85,614	698
	National Western Life Group Inc. Class A	2,253	685
	Monmouth Real Estate Investment Corp.	47,946	684
	Donegal Group Inc. Class A	38,486	678
*	Nationstar Mortgage Holdings Inc.	42,658	672
	Stock Yards Bancorp Inc.	16,419	667
*	INTL. FCStone Inc.	17,562	667
*	Seacoast Banking Corp. of Florida	27,791	666
	First of Long Island Corp.	24,623	666
^	HCI Group Inc.	14,582	665
	United Financial Bancorp Inc.	38,602	657
	Tier REIT Inc.	37,486	651
	Ashford Hospitality Prime Inc.	60,647	643
	ESSA Bancorp Inc.	43,463	634
*	Third Point Reinsurance Ltd.	52,128	631
	AG Mortgage Investment Trust Inc.	34,494	623
	Meta Financial Group Inc.	6,921	613
	Universal Health Realty Income Trust	9,291	599
	Baldwin & Lyons Inc.	24,477	598
	InfraREIT Inc.	33,062	595
	Virtu Financial Inc. Class A	34,431	585
	Associated Capital Group Inc. Class A	15,924	576
	RMR Group Inc. Class A	11,403	564
	Silver Bay Realty Trust Corp.	26,016	559
	New York Mortgage Trust Inc.	89,250	551
	GAIN Capital Holdings Inc.	65,128	543
*	PICO Holdings Inc.	38,623	541
*	CU Bancorp	13,335	529
	Charter Financial Corp.	25,666	505
	MainSource Financial Group Inc.	14,675	483
	FBR & Co.	26,642	481
	Investors Title Co.	2,979	471
	EMC Insurance Group Inc.	16,312	458
*,^ Health Insurance Innovations Inc. Class A		28,139	450
*	Ladenburg Thalmann Financial Services Inc.	181,479	450
*	Cascade Bancorp	58,312	450
	United Insurance Holdings Corp.	27,714	442
	Guaranty Bancorp	18,078	440
*	Atlas Financial Holdings Inc.	31,682	432
	James River Group Holdings Ltd.	10,081	432
	Opus Bank	21,428	432
	Heritage Financial Corp.	17,429	431

Easterly Government Properties Inc.	21,670	429
Univest Corp. of Pennsylvania	16,082	417
Washington Trust Bancorp Inc.	8,385	413
* BSB Bancorp Inc.	14,412	407
NewStar Financial Inc.	37,235	394
First Connecticut Bancorp Inc.	15,736	390
TriCo Bancshares	10,953	389
C&F Financial Corp.	8,306	385
German American Bancorp Inc.	8,073	382
Urstadt Biddle Properties Inc. Class A	18,094	372
* Marcus & Millichap Inc.	14,298	351
* Atlantic Capital Bancshares Inc.	18,084	343
GAMCO Investors Inc. Class A	11,529	341
* Allegiance Bancshares Inc.	9,089	338
State National Cos. Inc.	22,747	328
Preferred Bank	6,080	326
* Republic First Bancorp Inc.	38,554	320
* Franklin Financial Network Inc.	7,876	305
Federated National Holding Co.	17,478	305
Waterstone Financial Inc.	16,559	302
Resource Capital Corp.	30,512	298
Suffolk Bancorp	7,349	297
Houlihan Lokey Inc. Class A	8,500	293
Clifton Bancorp Inc.	17,235	279
First Financial Corp.	5,856	278
Ellington Residential Mortgage REIT	18,917	277
Financial Institutions Inc.	8,415	277
State Auto Financial Corp.	9,937	273
OneBeacon Insurance Group Ltd. Class A	16,989	272
Citizens & Northern Corp.	11,534	269
Western New England Bancorp Inc.	24,792	260
Reis Inc.	13,938	249
Independence Realty Trust Inc.	26,514	248
MedEquities Realty Trust Inc.	21,964	246
Merchants Bancshares Inc.	4,988	243
Premier Financial Bancorp Inc.	11,291	237
Mercantile Bank Corp.	6,864	236
Gladstone Commercial Corp.	11,405	236
CNB Financial Corp.	9,770	233
First Financial Northwest Inc.	12,993	230
Horizon Bancorp	8,640	227
* Safeguard Scientifics Inc.	17,824	226
* Tejon Ranch Co.	10,334	226
UMH Properties Inc.	14,866	226
Western Asset Mortgage Capital Corp.	21,923	214
Pzena Investment Management Inc. Class A	20,734	204
* Consumer Portfolio Services Inc.	41,851	197
Park Sterling Corp.	15,602	192
PJT Partners Inc.	5,435	191
One Liberty Properties Inc.	7,940	185
Stonegate Bank	3,912	184
Heritage Insurance Holdings Inc.	13,600	174
* Ashford Inc.	3,049	171
Old Second Bancorp Inc.	13,938	157
Fidelity & Guaranty Life	5,600	156
Southwest Bancorp Inc.	5,843	153
* Maui Land & Pineapple Co. Inc.	12,826	151

*	Bancorp Inc.	29,147	149
	Peoples Bancorp Inc.	4,503	143
	Oppenheimer Holdings Inc. Class A	8,231	141
	RAIT Financial Trust	41,189	132
	QCR Holdings Inc.	3,100	131
	Pacific Continental Corp.	5,300	130
	West Bancorporation Inc.	5,505	126
	American River Bankshares	8,076	120
*	Intersections Inc.	29,386	118
*,^ Altisource Asset Management Corp.		1,486	112
*	First Foundation Inc.	7,128	111
*	Hallmark Financial Services Inc.	9,970	110
*	First Acceptance Corp.	79,063	107
	US Global Investors Inc. Class A	67,397	105
	National Bankshares Inc.	2,789	105
	Heritage Commerce Corp.	7,357	104
	Fidelity Southern Corp.	4,549	102
*	WMIH Corp.	67,015	97
*	FRP Holdings Inc.	2,385	95
	Westwood Holdings Group Inc.	1,737	93
*	Xenith Bankshares Inc.	3,625	92
*	FB Financial Corp.	2,525	89
*	Green Bancorp Inc.	4,475	80
*	Carolina Bank Holdings Inc.	2,826	79
	Peapack Gladstone Financial Corp.	2,544	75
	United Community Financial Corp.	8,716	73
	Five Oaks Investment Corp.	13,706	70
	Farmers Capital Bank Corp.	1,726	70
	CatchMark Timber Trust Inc. Class A	6,000	69
	Provident Financial Holdings Inc.	3,696	69
*	Walter Investment Management Corp.	58,239	63
	Territorial Bancorp Inc.	1,980	62
	Independence Holding Co.	3,224	60
	Federal Agricultural Mortgage Corp. Class A	1,021	57
*,^ First NBC Bank Holding Co.		14,134	57
*	Nicolet Bankshares Inc.	1,192	56
	First Internet Bancorp	1,900	56
	Atlantic American Corp.	13,780	55
	Jernigan Capital Inc.	2,148	49
	HopFed Bancorp Inc.	3,323	48
	Macatawa Bank Corp.	4,802	47
^	Institutional Financial Markets Inc.	39,632	46
	Bear State Financial Inc.	4,605	43
*	Performant Financial Corp.	14,420	42
*	HarborOne Bancorp Inc.	2,200	42
	Northrim BanCorp Inc.	1,390	42
	California First National Bancorp	2,377	38
	Northeast Bancorp	2,506	38
	Kingstone Cos. Inc.	2,352	38
*	On Deck Capital Inc.	6,956	35
*	Conifer Holdings Inc.	4,822	34
	Middleburg Financial Corp.	859	34
*	Bay Bancorp Inc.	4,284	34
	Kinsale Capital Group Inc.	1,024	33
	Blue Capital Reinsurance Holdings Ltd.	1,567	30
*	HomeTrust Bancshares Inc.	1,176	28
*	Regional Management Corp.	1,415	27

*	TriState Capital Holdings Inc.	1,100	26
	First Bancorp Inc.	902	25
	Manning & Napier Inc.	4,280	24
*	Asta Funding Inc.	2,806	23
	Eagle Bancorp Montana Inc.	1,015	20
	CB Financial Services Inc.	661	18
	Penns Woods Bancorp Inc.	414	18
	Bankwell Financial Group Inc.	512	18
	MutualFirst Financial Inc.	544	17
*,^ Global Brokerage Inc.		6,070	16
	Medley Management Inc. Class A	1,751	15
	Home Bancorp Inc.	343	12
*	Entegra Financial Corp.	447	11
	Parke Bancorp Inc.	490	10
	Central Valley Community Bancorp	509	10
*	Anchor Bancorp Inc.	404	10
	FS Bancorp Inc.	270	10
	WVS Financial Corp.	623	9
	First Bancshares Inc.	325	9
*	Coastway Bancorp Inc.	497	9
	MidSouth Bancorp Inc.	520	8
	Wheeler REIT Inc.	3,900	7
*	Atlantic Coast Financial Corp.	761	6
	Bank of Commerce Holdings	500	5
*	Centrue Financial Corp.	186	5
	Hingham Institution for Savings	27	5
*	Jason Industries Inc.	2,757	4
	MidWestOne Financial Group Inc.	100	3
	Pathfinder Bancorp Inc.	234	3
	Old Line Bancshares Inc.	117	3
	AmeriServ Financial Inc.	887	3
*	Village Bank and Trust Financial Corp.	100	3
	United Bancorp Inc.	197	2
	Sun Bancorp Inc.	92	2
	Sotherly Hotels Inc.	300	2
	BCB Bancorp Inc.	100	2
*	National Holdings Corp.	454	1
	Independent Bank Corp.	53	1
	Bancorp of New Jersey Inc.	68	1
	ACNB Corp.	32	1
*	Equitable Financial Corp.	68	1
*	Porter Bancorp Inc.	57	1
	SI Financial Group Inc.	31	—
			7,889,528
Health Care (12.4%)
	Johnson & Johnson	4,322,119	538,320
	Pfizer Inc.	9,455,677	323,479
	Merck & Co. Inc.	4,380,246	278,321
	UnitedHealth Group Inc.	1,528,497	250,689
	Amgen Inc.	1,170,069	191,973
	Medtronic plc	2,181,456	175,738
	AbbVie Inc.	2,532,363	165,009
*	Celgene Corp.	1,236,038	153,800
	Bristol-Myers Squibb Co.	2,657,563	144,518
	Gilead Sciences Inc.	2,081,489	141,375
	Eli Lilly & Co.	1,577,723	132,702
	Allergan plc	531,576	127,004

Abbott Laboratories	2,745,478	121,927
Thermo Fisher Scientific Inc.	627,586	96,397
* Biogen Inc.	343,754	93,989
Aetna Inc.	558,879	71,285
Anthem Inc.	420,019	69,463
* Express Scripts Holding Co.	962,597	63,445
Stryker Corp.	473,934	62,393
Becton Dickinson and Co.	338,165	62,033
Cigna Corp.	407,877	59,750
* Boston Scientific Corp.	2,166,829	53,889
Humana Inc.	237,310	48,919
* Regeneron Pharmaceuticals Inc.	124,171	48,117
* Intuitive Surgical Inc.	61,621	47,231
* Vertex Pharmaceuticals Inc.	394,979	43,191
* HCA Holdings Inc.	473,501	42,137
Zoetis Inc.	781,967	41,734
* Alexion Pharmaceuticals Inc.	339,052	41,107
Baxter International Inc.	773,412	40,109
* Illumina Inc.	232,440	39,664
Zimmer Biomet Holdings Inc.	318,398	38,880
* Incyte Corp.	240,790	32,186
* Edwards Lifesciences Corp.	338,335	31,827
CR Bard Inc.	116,164	28,871
* Mylan NV	680,576	26,536
* BioMarin Pharmaceutical Inc.	273,262	23,987
* Laboratory Corp. of America Holdings	163,831	23,505
Dentsply Sirona Inc.	366,807	22,903
* IDEXX Laboratories Inc.	142,011	21,956
* Henry Schein Inc.	127,124	21,607
Quest Diagnostics Inc.	219,581	21,561
* Waters Corp.	121,683	19,020
* Hologic Inc.	443,712	18,880
* Centene Corp.	259,639	18,502
* Quintiles IMS Holdings Inc.	224,931	18,114
Universal Health Services Inc. Class B	142,524	17,737
* DaVita Inc.	250,909	17,054
ResMed Inc.	225,339	16,218
Cooper Cos. Inc.	77,773	15,546
Perrigo Co. plc	216,462	14,371
* Alkermes plc	242,740	14,200
Teleflex Inc.	71,401	13,833
* Varian Medical Systems Inc.	148,755	13,556
* Jazz Pharmaceuticals plc	90,482	13,132
* Align Technology Inc.	114,011	13,078
* Envision Healthcare Corp.	186,507	11,437
* DexCom Inc.	134,318	11,381
* MEDNAX Inc.	149,075	10,343
* WellCare Health Plans Inc.	70,443	9,877
* Exelixis Inc.	455,135	9,863
* United Therapeutics Corp.	71,463	9,675
West Pharmaceutical Services Inc.	116,270	9,489
* Bioverativ Inc.	172,837	9,413
STERIS plc	134,943	9,373
* Seattle Genetics Inc.	147,194	9,253
* TESARO Inc.	59,420	9,143
* ABIOMED Inc.	65,906	8,251
* Ionis Pharmaceuticals Inc.	192,577	7,742

*	Mallinckrodt plc	171,209	7,631
	Hill-Rom Holdings Inc.	104,126	7,351
*	Charles River Laboratories International Inc.	75,512	6,792
*	Masimo Corp.	72,385	6,751
*	Bio-Rad Laboratories Inc. Class A	32,974	6,573
	Patterson Cos. Inc.	134,178	6,069
	Bio-Techne Corp.	59,426	6,041
*	NuVasive Inc.	80,593	6,019
*	Neurocrine Biosciences Inc.	138,709	6,006
*,^ Alnylam Pharmaceuticals Inc.		116,218	5,956
*,^ Bluebird Bio Inc.		65,052	5,913
	HealthSouth Corp.	135,656	5,807
*	Nektar Therapeutics Class A	243,581	5,717
*	Alere Inc.	138,549	5,505
*	Kite Pharma Inc.	69,883	5,485
*	PAREXEL International Corp.	84,773	5,350
*	Catalent Inc.	188,532	5,339
*	ACADIA Pharmaceuticals Inc.	154,114	5,298
*	Medicines Co.	106,959	5,230
*	Acadia Healthcare Co. Inc.	118,200	5,154
*	Wright Medical Group NV	164,854	5,130
	Healthcare Services Group Inc.	109,727	4,728
*	Prestige Brands Holdings Inc.	84,342	4,686
*,^ OPKO Health Inc.		533,646	4,269
	Cantel Medical Corp.	53,172	4,259
*	LifePoint Health Inc.	63,899	4,185
*	PRA Health Sciences Inc.	63,724	4,157
*	Exact Sciences Corp.	175,715	4,150
*	Clovis Oncology Inc.	63,828	4,064
*	Ultragenyx Pharmaceutical Inc.	59,666	4,044
*	Integra LifeSciences Holdings Corp.	95,117	4,007
*	Brookdale Senior Living Inc.	296,193	3,978
*	Insulet Corp.	91,374	3,937
	Bruker Corp.	166,537	3,885
*	VWR Corp.	136,578	3,851
*	Horizon Pharma plc	257,276	3,803
*	Sage Therapeutics Inc.	53,146	3,777
*	Neogen Corp.	57,485	3,768
*	INC Research Holdings Inc. Class A	81,139	3,720
*	Nevro Corp.	39,565	3,707
*	Ironwood Pharmaceuticals Inc. Class A	211,433	3,607
*	Penumbra Inc.	42,773	3,569
*	Endo International plc	319,108	3,561
*	Portola Pharmaceuticals Inc.	90,034	3,528
*	Akorn Inc.	140,588	3,385
	Owens & Minor Inc.	97,132	3,361
*	Haemonetics Corp.	82,622	3,352
*	Globus Medical Inc.	108,760	3,221
*	Zeltiq Aesthetics Inc.	57,667	3,207
*	Ligand Pharmaceuticals Inc.	30,005	3,176
*	Agios Pharmaceuticals Inc.	53,749	3,139
*	Molina Healthcare Inc.	68,093	3,105
*,^ Intercept Pharmaceuticals Inc.		25,713	2,908
*	Halyard Health Inc.	74,718	2,846
*	Amedisys Inc.	55,246	2,823
*,^ Juno Therapeutics Inc.		126,713	2,812
*	ICU Medical Inc.	18,293	2,793

*	NxStage Medical Inc.	103,132	2,767
*	HMS Holdings Corp.	135,273	2,750
*	FibroGen Inc.	105,484	2,600
*	Pacira Pharmaceuticals Inc.	56,909	2,595
*	Air Methods Corp.	60,094	2,584
*	Magellan Health Inc.	37,026	2,557
*	Sarepta Therapeutics Inc.	82,391	2,439
*	Innoviva Inc.	174,920	2,419
*	Array BioPharma Inc.	268,909	2,404
	CONMED Corp.	53,963	2,396
	Abaxis Inc.	47,274	2,293
*	Tenet Healthcare Corp.	127,635	2,260
*	Radius Health Inc.	58,155	2,248
*	Acorda Therapeutics Inc.	103,688	2,177
*	Myriad Genetics Inc.	113,178	2,173
*	Theravance Biopharma Inc.	58,054	2,138
*	Halozyme Therapeutics Inc.	161,641	2,095
	Analogic Corp.	27,521	2,089
*	BioTelemetry Inc.	71,022	2,056
*	Tivity Health Inc.	70,473	2,051
*	Emergent BioSolutions Inc.	69,359	2,014
*,^ TherapeuticsMD Inc.		278,616	2,006
*	Varex Imaging Corp.	59,382	1,995
*	AMAG Pharmaceuticals Inc.	88,108	1,987
*	Natus Medical Inc.	49,020	1,924
*,^ Achaogen Inc.		74,774	1,887
*,^ Immunomedics Inc.		289,322	1,872
*	Esperion Therapeutics Inc.	51,775	1,828
*	BioCryst Pharmaceuticals Inc.	217,267	1,825
*	Select Medical Holdings Corp.	136,060	1,816
	Atrion Corp.	3,765	1,763
*	Momenta Pharmaceuticals Inc.	129,926	1,735
*	AtriCure Inc.	90,386	1,731
*	Cardiovascular Systems Inc.	61,192	1,730
*	Corcept Therapeutics Inc.	154,053	1,688
*,^ Aimmune Therapeutics Inc.		77,683	1,688
*,^ Intrexon Corp.		85,008	1,685
*	Aerie Pharmaceuticals Inc.	36,945	1,675
*,^ Keryx Biopharmaceuticals Inc.		271,848	1,675
*	AngioDynamics Inc.	95,681	1,660
*	Puma Biotechnology Inc.	44,498	1,655
*	Inogen Inc.	21,136	1,639
*	Anika Therapeutics Inc.	37,605	1,634
*	Genomic Health Inc.	51,208	1,613
*	Achillion Pharmaceuticals Inc.	382,537	1,610
*	Aclaris Therapeutics Inc.	53,009	1,581
*,^ Amicus Therapeutics Inc.		221,355	1,578
*	Supernus Pharmaceuticals Inc.	49,880	1,561
*	Community Health Systems Inc.	175,808	1,559
*	Omnicell Inc.	38,177	1,552
*	Almost Family Inc.	30,984	1,506
*	Impax Laboratories Inc.	118,333	1,497
*	Amphastar Pharmaceuticals Inc.	98,580	1,429
*	CryoLife Inc.	85,538	1,424
*	Spectranetics Corp.	48,777	1,421
*,^ MiMedx Group Inc.		147,560	1,406
*	Antares Pharma Inc.	491,967	1,397

*	Merit Medical Systems Inc.	48,056	1,389
*	CorVel Corp.	31,140	1,355
*,^ Lexicon Pharmaceuticals Inc.		94,126	1,350
*	Ardelyx Inc.	104,174	1,318
*	Epizyme Inc.	76,361	1,310
*	Spark Therapeutics Inc.	24,527	1,308
*,^ Insys Therapeutics Inc.		124,234	1,306
*	ANI Pharmaceuticals Inc.	26,267	1,300
*	Depomed Inc.	102,495	1,286
*	Aduro Biotech Inc.	118,949	1,279
*,^ Foundation Medicine Inc.		39,025	1,259
*	Adamas Pharmaceuticals Inc.	68,948	1,207
*,^ Lannett Co. Inc.		53,758	1,201
*	Blueprint Medicines Corp.	29,672	1,187
*,^ Advaxis Inc.		144,532	1,181
*	Repligen Corp.	33,527	1,180
*	Cerus Corp.	264,586	1,177
*	Accuray Inc.	247,686	1,177
*,^ Inovio Pharmaceuticals Inc.		177,301	1,174
	Ensign Group Inc.	62,162	1,169
*	Albany Molecular Research Inc.	82,906	1,163
*	Cutera Inc.	55,740	1,154
*	BioSpecifics Technologies Corp.	20,996	1,151
*	Insmed Inc.	65,207	1,142
*	Global Blood Therapeutics Inc.	30,900	1,139
*	SciClone Pharmaceuticals Inc.	115,683	1,134
*	MacroGenics Inc.	58,105	1,081
*	Alder Biopharmaceuticals Inc.	51,932	1,080
	Kindred Healthcare Inc.	129,330	1,080
*	Avexis Inc.	13,916	1,058
*	Addus HomeCare Corp.	33,061	1,058
*	Arena Pharmaceuticals Inc.	717,132	1,047
*,^ NewLink Genetics Corp.		42,836	1,032
*	Capital Senior Living Corp.	73,140	1,028
*	Five Prime Therapeutics Inc.	28,402	1,027
*,^ Omeros Corp.		66,886	1,011
*	Atara Biotherapeutics Inc.	49,155	1,010
*	ChemoCentryx Inc.	137,290	999
*	Glaukos Corp.	19,389	995
*	LHC Group Inc.	18,115	976
*,^ ZIOPHARM Oncology Inc.		150,044	951
*	Intra-Cellular Therapies Inc. Class A	57,556	935
*	Curis Inc.	330,318	918
*	Enanta Pharmaceuticals Inc.	29,791	918
*	BioTime Inc.	264,388	912
*	Dermira Inc.	26,548	906
*	PharMerica Corp.	38,359	898
*	Bellicum Pharmaceuticals Inc.	72,429	894
*	Accelerate Diagnostics Inc.	36,827	891
*	OraSure Technologies Inc.	68,155	881
*	Agenus Inc.	230,098	867
*,^ Fortress Biotech Inc.		232,235	859
*	Quidel Corp.	36,876	835
*	Concert Pharmaceuticals Inc.	48,190	822
*	Exactech Inc.	31,757	800
	Meridian Bioscience Inc.	57,623	795
*	Xencor Inc.	33,121	792

*,^ Eagle Pharmaceuticals Inc.		9,535	791
*,^ Geron Corp.		344,353	782
*,^ AcelRx Pharmaceuticals Inc.		245,430	773
	Luminex Corp.	40,835	750
*	Synergy Pharmaceuticals Inc.	157,694	735
*	Orthofix International NV	19,133	730
*	Coherus Biosciences Inc.	34,116	722
*	Acceleron Pharma Inc.	26,239	695
	PDL BioPharma Inc.	300,478	682
*	Athersys Inc.	396,648	678
*,^ Organovo Holdings Inc.		210,185	668
	US Physical Therapy Inc.	10,058	657
*	Enzo Biochem Inc.	78,444	657
*	Celldex Therapeutics Inc.	181,267	654
	Invacare Corp.	54,591	650
*	Teladoc Inc.	25,551	639
*,^ ImmunoGen Inc.		160,496	621
*	Triple-S Management Corp. Class B	34,096	599
*,^ BioScrip Inc.		340,420	579
*	Teligent Inc.	73,976	578
*	La Jolla Pharmaceutical Co.	19,200	573
*	Idera Pharmaceuticals Inc.	229,955	568
*	Spectrum Pharmaceuticals Inc.	86,758	564
*	Novavax Inc.	434,798	557
*	Retrophin Inc.	29,647	547
*,^ Catalyst Pharmaceuticals Inc.		277,769	542
*	Infinity Pharmaceuticals Inc.	164,648	532
*	Akebia Therapeutics Inc.	57,461	529
*	Sangamo Therapeutics Inc.	99,926	520
*,^ Heron Therapeutics Inc.		34,525	518
*	AAC Holdings Inc.	60,614	517
*	Endologix Inc.	71,251	516
*	Cytokinetics Inc.	40,055	515
*,^ Calithera Biosciences Inc.		42,062	486
	Digirad Corp.	91,586	485
*	Loxo Oncology Inc.	11,511	484
*	Lion Biotechnologies Inc.	64,346	479
	National HealthCare Corp.	6,716	479
*	PTC Therapeutics Inc.	48,199	474
*,^ Abeona Therapeutics Inc.		92,828	464
*	HealthStream Inc.	19,098	463
*	Dynavax Technologies Corp.	77,354	460
*	ArQule Inc.	423,717	449
*	Progenics Pharmaceuticals Inc.	47,450	448
*	Chimerix Inc.	68,906	440
*	NeoGenomics Inc.	55,230	436
*,^ BioDelivery Sciences International Inc.		211,102	401
	LeMaitre Vascular Inc.	16,127	397
*	Vanda Pharmaceuticals Inc.	28,216	395
*	Universal American Corp.	39,523	394
*	Applied Genetic Technologies Corp.	55,878	386
*	Surmodics Inc.	15,789	380
*	Durect Corp.	351,206	369
*,^ Adamis Pharmaceuticals Corp.		85,043	361
*,^ Arrowhead Pharmaceuticals Inc.		192,824	357
*	Biolase Inc.	262,172	354
*,^ Merrimack Pharmaceuticals Inc.		112,613	347

*	Heska Corp.	3,134	329
*	AVEO Pharmaceuticals Inc.	557,183	329
*	Editas Medicine Inc.	14,127	315
*	Zogenix Inc.	29,056	315
*	Revance Therapeutics Inc.	15,092	314
*	K2M Group Holdings Inc.	15,300	314
*	Alliance HealthCare Services Inc.	30,606	314
*	Pacific Biosciences of California Inc.	58,716	304
*	GenMark Diagnostics Inc.	23,082	296
*	Flexion Therapeutics Inc.	10,900	293
*	Karyopharm Therapeutics Inc.	20,202	259
*	American Renal Associates Holdings Inc.	15,080	255
*	Quorum Health Corp.	46,058	251
*,^ Rockwell Medical Inc.		38,438	241
*	Juniper Pharmaceuticals Inc.	49,724	236
*,^ CTI BioPharma Corp.		55,680	234
*	Fate Therapeutics Inc.	51,200	233
*	Endocyte Inc.	86,057	221
*	Cempra Inc.	57,533	216
*	STAAR Surgical Co.	21,256	208
*	RTI Surgical Inc.	50,534	202
*	Aratana Therapeutics Inc.	38,081	202
*,^ Collegium Pharmaceutical Inc.		18,707	188
*	Ophthotech Corp.	51,069	187
*,^ Alimera Sciences Inc.		132,811	186
*,^ Cara Therapeutics Inc.		9,848	181
*	TG Therapeutics Inc.	15,500	181
*	ConforMIS Inc.	33,724	176
*,^ Ampio Pharmaceuticals Inc.		205,812	165
*,^ Actinium Pharmaceuticals Inc.		106,660	161
*,^ XBiotech Inc.		9,598	158
*,^ Adeptus Health Inc. Class A		87,582	158
*	Cumberland Pharmaceuticals Inc.	22,092	153
*	Otonomy Inc.	12,454	153
*	Mirati Therapeutics Inc.	28,400	148
*	Adverum Biotechnologies Inc.	52,607	142
*	Versartis Inc.	6,517	139
*	MyoKardia Inc.	10,058	132
*	SeaSpine Holdings Corp.	16,795	132
*,^ MannKind Corp.		85,570	127
*	Civitas Solutions Inc.	6,665	122
*	Bovie Medical Corp.	45,545	122
*	Paratek Pharmaceuticals Inc.	6,304	121
*	Dicerna Pharmaceuticals Inc.	35,621	121
	Psychemedics Corp.	5,861	118
*	RadNet Inc.	19,852	117
*	Harvard Bioscience Inc.	45,022	117
*	REGENXBIO Inc.	5,917	114
*	Genocea Biosciences Inc.	17,900	109
*	Seres Therapeutics Inc.	9,511	107
*	AxoGen Inc.	10,130	106
*,^ Aldeyra Therapeutics Inc.		20,614	103
*	OncoMed Pharmaceuticals Inc.	10,900	100
*	MEI Pharma Inc.	61,287	99
*	Intersect ENT Inc.	5,700	98
*	AnaptysBio Inc.	3,440	95
*,^ Alphatec Holdings Inc.		39,700	92

*,^ Anthera Pharmaceuticals Inc.		216,629	92
*,^ Navidea Biopharmaceuticals Inc.		158,410	91
*	Oncocyte Corp.	14,374	86
*	ARCA biopharma Inc.	32,141	80
*	Aptevo Therapeutics Inc.	38,844	80
*	InfuSystem Holdings Inc.	34,480	79
*	Wright Medical Group Inc. CVR Exp. 12/31/2049	50,806	79
*	Sucampo Pharmaceuticals Inc. Class A	7,058	78
*	iBio Inc.	177,100	76
*	Ra Pharmaceuticals Inc.	3,570	76
*	Entellus Medical Inc.	5,448	75
*	Stemline Therapeutics Inc.	8,700	74
*,^ Obalon Therapeutics Inc.		6,357	68
*	iRhythm Technologies Inc.	1,788	67
*	Peregrine Pharmaceuticals Inc.	98,096	64
*	Agile Therapeutics Inc.	19,778	63
*,^ Orexigen Therapeutics Inc.		17,540	60
*	Invitae Corp.	5,410	60
*	vTv Therapeutics Inc. Class A	9,072	59
*	Genesis Healthcare Inc.	21,297	56
*	Nobilis Health Corp.	31,760	54
*	CytRx Corp.	117,384	52
*	OvaScience Inc.	27,700	52
*,^ KalVista Pharmaceuticals Inc.		6,589	51
*	Cymabay Therapeutics Inc.	11,957	51
*	Eiger BioPharmaceuticals Inc.	4,210	48
*,^ Pain Therapeutics Inc.		51,137	46
*	Five Star Senior Living Inc.	19,810	43
*	Assembly Biosciences Inc.	1,600	41
*,^ Apricus Biosciences Inc.		18,858	40
*,^ CorMedix Inc.		23,800	39
*,^ Corbus Pharmaceuticals Holdings Inc.		4,620	38
*	Novocure Ltd.	4,691	38
*	AdCare Health Systems Inc.	28,860	37
*	ADMA Biologics Inc.	7,439	36
*	Cascadian Therapeutics Inc.	8,742	36
*	GTx Inc.	6,969	34
*	Sonoma Pharmaceuticals Inc.	4,719	34
*	Anavex Life Sciences Corp.	5,700	33
*	Jounce Therapeutics Inc.	1,271	28
*	Edge Therapeutics Inc.	2,600	24
	MGC Diagnostics Corp.	2,800	23
*	Regulus Therapeutics Inc.	14,100	23
*	Avinger Inc.	12,064	23
*	Asterias Biotherapeutics Inc.	6,720	23
*,^ Vericel Corp.		8,106	23
*	Flex Pharma Inc.	5,140	23
*	Vical Inc.	9,624	21
*	Veracyte Inc.	2,228	20
*,^ Biocept Inc.		9,360	20
*	MediciNova Inc.	3,300	20
*	Tetraphase Pharmaceuticals Inc.	2,000	18
*,^ Catabasis Pharmaceuticals Inc.		10,960	18
*	Medpace Holdings Inc.	553	16
*,^ Novan Inc.		2,317	15
*,^ Cancer Genetics Inc.		3,500	14
*	Presbia plc	4,139	13

*	Galena Biopharma Inc.	20,884	13
*	Corindus Vascular Robotics Inc.	8,802	12
*	Alliqua BioMedical Inc.	22,830	12
*,^ Pernix Therapeutics Holdings Inc.		2,880	11
*	Vital Therapies Inc.	2,600	10
*	Chiasma Inc.	6,057	10
*	CytoSorbents Corp.	2,200	10
*	Clearside Biomedical Inc.	1,200	10
	Diversicare Healthcare Services Inc.	913	9
*	Caladrius Biosciences Inc.	1,820	9
*	InVivo Therapeutics Holdings Corp.	2,160	9
*,^ Cerulean Pharma Inc.		10,400	8
*	Ocular Therapeutix Inc.	910	8
*	Threshold Pharmaceuticals Inc.	13,478	8
*	Tandem Diabetes Care Inc.	6,010	7
*	Nivalis Therapeutics Inc.	2,432	7
*	Neos Therapeutics Inc.	912	7
*	Fibrocell Science Inc.	3,066	6
*	CAS Medical Systems Inc.	4,100	6
*	Cytori Therapeutics Inc.	3,275	5
*	CEL-SCI Corp.	51,277	4
*	Second Sight Medical Products Inc.	3,600	4
	Utah Medical Products Inc.	68	4
*	Ohr Pharmaceutical Inc.	5,000	4
*	Windtree Therapeutics Inc.	3,527	4
*	Aethlon Medical Inc.	1,232	4
*	BioLife Solutions Inc.	1,215	3
*	Cidara Therapeutics Inc.	281	2
*,^ Amedica Corp.		5,026	2
*	Argos Therapeutics Inc.	3,850	2
*	CytomX Therapeutics Inc.	100	2
*	BioPharmX Corp.	2,553	1
	Daxor Corp.	161	1
*	Aviragen Therapeutics Inc.	917	1
*	Asterias Biotherapeutics Inc. Warrants Exp. 9/29/2017	1,344	1
*	Hemispherx Biopharma Inc.	894	—
*	CASI Pharmaceuticals Inc.	200	—
*	Unilife Corp.	49	—
*	Repros Therapeutics Inc.	66	—
*	Celsion Corp.	127	—
			4,883,464
Industrials (12.8%)
	General Electric Co.	14,054,127	418,813
	3M Co.	947,300	181,247
	Boeing Co.	931,556	164,755
	Honeywell International Inc.	1,209,455	151,025
	Union Pacific Corp.	1,292,945	136,949
	United Technologies Corp.	1,152,360	129,306
	Accenture plc Class A	989,350	118,603
	United Parcel Service Inc. Class B	1,095,060	117,500
	Lockheed Martin Corp.	392,076	104,920
	Caterpillar Inc.	931,989	86,451
	Danaher Corp.	991,529	84,805
*	PayPal Holdings Inc.	1,822,875	78,420
	General Dynamics Corp.	408,957	76,557
	FedEx Corp.	381,078	74,367
	Raytheon Co.	465,449	70,981

Automatic Data Processing Inc.	677,524	69,372
CSX Corp.	1,479,869	68,888
Northrop Grumman Corp.	278,485	66,235
Johnson Controls International plc	1,491,721	62,831
Emerson Electric Co.	1,025,121	61,364
Illinois Tool Works Inc.	440,497	58,353
Deere & Co.	506,227	55,108
Eaton Corp. plc	714,703	52,995
Norfolk Southern Corp.	461,753	51,702
Waste Management Inc.	698,571	50,940
TE Connectivity Ltd.	564,482	42,082
Fidelity National Information Services Inc.	522,583	41,608
Cummins Inc.	267,324	40,419
* Fiserv Inc.	342,920	39,542
Sherwin-Williams Co.	126,057	39,102
PACCAR Inc.	557,751	37,481
Amphenol Corp. Class A	489,066	34,807
Parker-Hannifin Corp.	211,803	33,956
Ingersoll-Rand plc	412,564	33,550
Roper Technologies Inc.	161,238	33,294
Rockwell Automation Inc.	204,501	31,843
Paychex Inc.	515,029	30,335
Fortive Corp.	494,700	29,791
Agilent Technologies Inc.	513,288	27,138
Vulcan Materials Co.	210,227	25,328
Waste Connections Inc.	278,248	24,547
Republic Services Inc. Class A	377,528	23,713
Fastenal Co.	459,900	23,685
Martin Marietta Materials Inc.	100,920	22,026
Alliance Data Systems Corp.	87,256	21,727
* FleetCor Technologies Inc.	140,055	21,209
WestRock Co.	398,269	20,722
Ball Corp.	277,736	20,625
Rockwell Collins Inc.	207,890	20,199
* Mettler-Toledo International Inc.	41,558	19,903
Dover Corp.	247,107	19,855
AMETEK Inc.	366,558	19,823
Global Payments Inc.	243,451	19,642
* Verisk Analytics Inc. Class A	238,523	19,354
WW Grainger Inc.	80,527	18,743
Textron Inc.	386,649	18,401
L3 Technologies Inc.	111,323	18,401
Masco Corp.	518,621	17,628
CH Robinson Worldwide Inc.	225,001	17,390
Cintas Corp.	133,692	16,917
* United Rentals Inc.	133,943	16,750
TransDigm Group Inc.	75,558	16,635
* Vantiv Inc. Class A	256,371	16,438
Pentair plc	259,910	16,317
Expeditors International of Washington Inc.	286,527	16,186
Fortune Brands Home & Security Inc.	245,175	14,919
Huntington Ingalls Industries Inc.	73,374	14,692
Kansas City Southern	170,433	14,616
Xylem Inc.	285,126	14,319
Acuity Brands Inc.	70,052	14,291
Total System Services Inc.	262,873	14,053
Packaging Corp. of America	149,697	13,715

Sealed Air Corp.	307,424	13,398
* HD Supply Holdings Inc.	318,720	13,107
JB Hunt Transport Services Inc.	142,291	13,054
Broadridge Financial Solutions Inc.	188,470	12,807
* Trimble Inc.	398,150	12,745
Valspar Corp.	113,609	12,604
AO Smith Corp.	234,066	11,975
* Sensata Technologies Holding NV	271,520	11,857
* Crown Holdings Inc.	222,122	11,761
Fluor Corp.	221,785	11,670
Allegion plc	151,933	11,501
Jack Henry & Associates Inc.	123,381	11,487
IDEX Corp.	121,431	11,355
* Stericycle Inc.	135,244	11,210
Spirit AeroSystems Holdings Inc. Class A	193,278	11,195
Owens Corning	180,004	11,047
ManpowerGroup Inc.	107,469	11,023
Carlisle Cos. Inc.	102,603	10,918
Cognex Corp.	129,909	10,906
Lennox International Inc.	64,875	10,854
* CoStar Group Inc.	51,781	10,730
Wabtec Corp.	136,983	10,685
Jacobs Engineering Group Inc.	192,386	10,635
Hubbell Inc. Class B	88,096	10,576
* Keysight Technologies Inc.	291,164	10,523
* Arrow Electronics Inc.	141,534	10,390
B/E Aerospace Inc.	161,292	10,340
Toro Co.	164,427	10,270
PerkinElmer Inc.	174,138	10,110
Flowserve Corp.	207,849	10,064
Xerox Corp.	1,369,353	10,051
Macquarie Infrastructure Corp.	123,993	9,991
* Berry Plastics Group Inc.	204,628	9,939
Donaldson Co. Inc.	210,076	9,563
Nordson Corp.	77,585	9,531
Old Dominion Freight Line Inc.	110,987	9,497
Robert Half International Inc.	193,935	9,470
Avnet Inc.	204,840	9,373
Orbital ATK Inc.	93,121	9,126
Allison Transmission Holdings Inc.	249,670	9,003
* First Data Corp. Class A	567,575	8,797
* AECOM	246,796	8,783
* Quanta Services Inc.	229,954	8,534
MDU Resources Group Inc.	310,414	8,496
* XPO Logistics Inc.	176,218	8,439
Sonoco Products Co.	158,690	8,398
Graco Inc.	89,079	8,386
Lincoln Electric Holdings Inc.	94,705	8,226
Oshkosh Corp.	118,647	8,138
* Coherent Inc.	39,010	8,022
Booz Allen Hamilton Holding Corp. Class A	226,368	8,011
Hexcel Corp.	145,584	7,942
FLIR Systems Inc.	216,589	7,858
AptarGroup Inc.	99,777	7,682
Jabil Circuit Inc.	260,625	7,537
MSC Industrial Direct Co. Inc. Class A	71,320	7,329
* Zebra Technologies Corp.	79,789	7,281

Bemis Co. Inc.	148,596	7,260
Eagle Materials Inc.	73,114	7,102
Watsco Inc.	48,389	6,928
* Euronet Worldwide Inc.	79,052	6,761
BWX Technologies Inc.	141,968	6,758
* TransUnion	173,575	6,657
* IPG Photonics Corp.	55,019	6,641
* Genesee & Wyoming Inc. Class A	97,472	6,614
AGCO Corp.	108,790	6,547
Graphic Packaging Holding Co.	506,065	6,513
Trinity Industries Inc.	242,556	6,440
Ryder System Inc.	85,119	6,421
MAXIMUS Inc.	103,021	6,408
* WEX Inc.	61,185	6,333
* Teledyne Technologies Inc.	50,008	6,324
HEICO Corp. Class A	84,011	6,301
EMCOR Group Inc.	96,410	6,069
National Instruments Corp.	185,637	6,044
Air Lease Corp. Class A	155,564	6,028
Woodward Inc.	88,318	5,999
Crane Co.	79,307	5,935
Curtiss-Wright Corp.	63,881	5,830
Universal Display Corp.	67,403	5,803
ITT Inc.	140,541	5,765
* Kirby Corp.	81,548	5,753
Littelfuse Inc.	35,875	5,737
Landstar System Inc.	66,546	5,700
* Louisiana-Pacific Corp.	229,310	5,691
* CoreLogic Inc.	137,647	5,605
Deluxe Corp.	77,315	5,580
Genpact Ltd.	223,428	5,532
EnerSys	69,307	5,471
Regal Beloit Corp.	71,248	5,390
* WESCO International Inc.	77,486	5,389
* Colfax Corp.	136,547	5,361
Valmont Industries Inc.	34,055	5,296
* Owens-Illinois Inc.	258,291	5,264
* Conduent Inc.	306,114	5,137
Timken Co.	111,834	5,055
Terex Corp.	160,045	5,025
Kennametal Inc.	127,604	5,006
Chicago Bridge & Iron Co. NV	159,421	4,902
* Sanmina Corp.	118,102	4,795
Belden Inc.	67,023	4,637
* Clean Harbors Inc.	82,331	4,579
* USG Corp.	139,729	4,443
Joy Global Inc.	157,023	4,436
John Bean Technologies Corp.	50,024	4,400
* WageWorks Inc.	58,814	4,252
* MasTec Inc.	105,117	4,210
Barnes Group Inc.	81,606	4,190
* Summit Materials Inc. Class A	169,312	4,184
* Esterline Technologies Corp.	47,405	4,079
World Fuel Services Corp.	112,071	4,063
CEB Inc.	51,551	4,052
Silgan Holdings Inc.	67,413	4,002
* On Assignment Inc.	79,931	3,879

	GATX Corp.	63,135	3,849
	Brink's Co.	71,591	3,827
	MSA Safety Inc.	53,802	3,803
*	Rexnord Corp.	164,476	3,796
*	Generac Holdings Inc.	101,694	3,791
*	Masonite International Corp.	47,723	3,782
*	KLX Inc.	83,956	3,753
	Tetra Tech Inc.	91,340	3,731
*	Itron Inc.	60,919	3,698
	ABM Industries Inc.	84,205	3,671
	Applied Industrial Technologies Inc.	59,173	3,660
*	Anixter International Inc.	44,757	3,549
*	RBC Bearings Inc.	36,491	3,543
	Vishay Intertechnology Inc.	213,721	3,516
	UniFirst Corp.	24,623	3,483
*	Moog Inc. Class A	51,483	3,467
	KBR Inc.	227,513	3,419
*	Cardtronics plc Class A	72,522	3,390
	Apogee Enterprises Inc.	55,616	3,315
*	Cimpress NV	37,938	3,270
*	Trex Co. Inc.	46,944	3,257
*	DigitalGlobe Inc.	99,386	3,255
*	II-VI Inc.	89,485	3,226
	Knight Transportation Inc.	102,075	3,200
	Granite Construction Inc.	63,301	3,177
*	MACOM Technology Solutions Holdings Inc.	65,470	3,162
	Insperity Inc.	35,609	3,157
	Mueller Industries Inc.	91,405	3,129
*	AMN Healthcare Services Inc.	76,942	3,124
*	Plexus Corp.	53,575	3,097
*	Armstrong World Industries Inc.	66,557	3,065
	Mueller Water Products Inc. Class A	257,819	3,047
	Universal Forest Products Inc.	30,721	3,027
*	TopBuild Corp.	64,170	3,016
	ESCO Technologies Inc.	51,890	3,015
*	Advisory Board Co.	64,031	2,997
	AAON Inc.	84,510	2,987
	Comfort Systems USA Inc.	80,472	2,949
^	Covanta Holding Corp.	187,358	2,942
*	NeuStar Inc. Class A	87,947	2,915
	Convergys Corp.	136,874	2,895
	Aircastle Ltd.	119,684	2,888
	Albany International Corp.	61,229	2,820
*	Headwaters Inc.	119,009	2,794
	Brady Corp. Class A	72,113	2,787
*	FTI Consulting Inc.	67,533	2,780
	Watts Water Technologies Inc. Class A	44,535	2,777
	Standex International Corp.	27,528	2,757
	Simpson Manufacturing Co. Inc.	63,957	2,756
	Methode Electronics Inc.	60,105	2,741
*,^ Ambarella Inc.		49,812	2,725
*	American Woodmark Corp.	29,603	2,718
	Franklin Electric Co. Inc.	62,635	2,696
	Greif Inc. Class A	48,423	2,668
*	Hub Group Inc. Class A	57,428	2,665
*	Knowles Corp.	140,350	2,660
	Exponent Inc.	44,152	2,629

*,^ Swift Transportation Co.		126,497	2,598
	Korn/Ferry International	82,390	2,594
	Astec Industries Inc.	42,129	2,591
	EnPro Industries Inc.	36,304	2,583
*	Atlas Air Worldwide Holdings Inc.	45,995	2,550
	AZZ Inc.	41,226	2,453
*	ExlService Holdings Inc.	50,600	2,396
*	Aerojet Rocketdyne Holdings Inc.	108,992	2,365
	Forward Air Corp.	49,319	2,346
	Badger Meter Inc.	63,361	2,328
	Altra Industrial Motion Corp.	59,102	2,302
*	Tutor Perini Corp.	72,041	2,291
	Mobile Mini Inc.	72,263	2,204
	Matson Inc.	69,159	2,196
*	OSI Systems Inc.	29,815	2,176
	AAR Corp.	64,371	2,165
*	Meritor Inc.	124,168	2,127
	Argan Inc.	31,925	2,112
*	Navistar International Corp.	85,619	2,108
*	SPX FLOW Inc.	59,837	2,077
	CIRCOR International Inc.	34,818	2,070
	Triumph Group Inc.	80,279	2,067
	Griffon Corp.	83,168	2,050
*	Air Transport Services Group Inc.	127,442	2,045
*	Builders FirstSource Inc.	135,812	2,024
*	TASER International Inc.	88,467	2,016
	General Cable Corp.	111,569	2,003
*	Proto Labs Inc.	38,325	1,958
*	Fabrinet	46,405	1,950
	Alamo Group Inc.	25,513	1,944
*	Integer Holdings Corp.	48,258	1,940
	Heartland Express Inc.	96,065	1,926
	US Ecology Inc.	41,077	1,924
*	Aegion Corp. Class A	83,008	1,902
*	Rogers Corp.	21,832	1,875
*	CBIZ Inc.	135,676	1,838
*	Veeco Instruments Inc.	61,261	1,829
	Raven Industries Inc.	62,669	1,821
	Greenbrier Cos. Inc.	42,148	1,817
	Otter Tail Corp.	47,477	1,799
*	Harsco Corp.	139,303	1,776
*	TimkenSteel Corp.	93,179	1,762
*,^ American Outdoor Brands Corp.		88,871	1,761
*	Imperva Inc.	42,538	1,746
	CTS Corp.	81,005	1,725
*	Benchmark Electronics Inc.	53,608	1,705
	Actuant Corp. Class A	63,750	1,680
	Werner Enterprises Inc.	64,060	1,678
	ArcBest Corp.	63,854	1,660
	Materion Corp.	48,953	1,642
^	Sturm Ruger & Co. Inc.	30,622	1,640
	EVERTEC Inc.	101,794	1,619
*	MYR Group Inc.	39,111	1,604
	Kaman Corp.	32,301	1,555
*	Huron Consulting Group Inc.	36,622	1,542
	Quanex Building Products Corp.	75,415	1,527
*	FARO Technologies Inc.	41,719	1,491

Triton International Ltd.	57,826	1,491
Tennant Co.	20,523	1,491
* BMC Stock Holdings Inc.	65,733	1,486
* TriMas Corp.	69,729	1,447
* TriNet Group Inc.	49,676	1,436
Marten Transport Ltd.	60,709	1,424
* SPX Corp.	58,387	1,416
Cubic Corp.	26,806	1,415
* Gibraltar Industries Inc.	34,293	1,413
* TTM Technologies Inc.	87,573	1,413
Federal Signal Corp.	102,155	1,411
AVX Corp.	85,741	1,404
Schnitzer Steel Industries Inc.	65,911	1,361
Heidrick & Struggles International Inc.	51,388	1,354
RR Donnelley & Sons Co.	111,755	1,353
Insteel Industries Inc.	37,303	1,348
* Astronics Corp.	42,211	1,339
* Cross Country Healthcare Inc.	92,361	1,326
* Sykes Enterprises Inc.	44,869	1,319
* Lydall Inc.	24,569	1,317
H&E Equipment Services Inc.	53,659	1,316
Kadant Inc.	22,164	1,315
* US Concrete Inc.	20,352	1,314
TeleTech Holdings Inc.	44,020	1,303
Wabash National Corp.	62,957	1,303
* Navigant Consulting Inc.	55,902	1,278
Barrett Business Services Inc.	23,367	1,276
* Boise Cascade Co.	47,499	1,268
Lindsay Corp.	14,325	1,262
* TrueBlue Inc.	45,845	1,254
* Saia Inc.	28,070	1,243
* Aerovironment Inc.	43,233	1,212
* Kemet Corp.	100,973	1,212
American Railcar Industries Inc.	29,442	1,210
* PHH Corp.	94,386	1,202
CRA International Inc.	33,014	1,166
Myers Industries Inc.	73,394	1,163
Ennis Inc.	67,365	1,145
* Manitowoc Co. Inc.	198,721	1,133
* Patrick Industries Inc.	15,866	1,125
Daktronics Inc.	117,522	1,111
MTS Systems Corp.	20,104	1,107
* Wesco Aircraft Holdings Inc.	96,247	1,097
Primoris Services Corp.	46,967	1,091
* Ducommun Inc.	36,739	1,058
LSC Communications Inc.	41,755	1,051
* Team Inc.	38,783	1,049
NN Inc.	40,683	1,025
* Franklin Covey Co.	50,401	1,018
* Cotiviti Holdings Inc.	24,020	1,000
McGrath RentCorp	29,584	993
ManTech International Corp. Class A	28,131	974
Multi-Color Corp.	13,710	973
Essendant Inc.	63,746	966
Gorman-Rupp Co.	30,523	958
Encore Wire Corp.	20,611	948
* Casella Waste Systems Inc. Class A	66,208	934

	Columbus McKinnon Corp.	37,453	930
*	Installed Building Products Inc.	17,515	924
*	JELD-WEN Holding Inc.	28,090	923
*	Acacia Research Corp.	160,107	921
*	Continental Building Products Inc.	37,225	912
	Cass Information Systems Inc.	13,746	909
	Park-Ohio Holdings Corp.	24,831	893
*,^ Inovalon Holdings Inc. Class A		67,666	853
*	Era Group Inc.	63,164	838
*	Bazaarvoice Inc.	194,361	836
*	Babcock & Wilcox Enterprises Inc.	88,739	829
	Kforce Inc.	34,650	823
*	Donnelley Financial Solutions Inc.	41,689	804
*	Paylocity Holding Corp.	20,768	802
	Resources Connection Inc.	47,887	802
*	PGT Innovations Inc.	72,570	780
*	Covenant Transportation Group Inc. Class A	41,348	777
*	Armstrong Flooring Inc.	41,626	767
	Sun Hydraulics Corp.	20,927	756
	Powell Industries Inc.	21,617	744
*	Engility Holdings Inc.	25,480	737
*	DXP Enterprises Inc.	19,247	729
	Viad Corp.	15,925	720
*	EnerNOC Inc.	118,353	710
*	GMS Inc.	20,000	701
*	Energy Recovery Inc.	84,102	700
	DMC Global Inc.	56,197	697
	Advanced Drainage Systems Inc.	31,243	684
	Quad/Graphics Inc.	26,926	680
*	GP Strategies Corp.	26,686	675
*	Everi Holdings Inc.	140,729	674
*	ICF International Inc.	16,136	666
	CECO Environmental Corp.	62,648	658
	Miller Industries Inc.	24,863	655
	Landauer Inc.	13,262	647
	Crawford & Co. Class B	64,367	646
	Kelly Services Inc. Class A	29,434	643
	United States Lime & Minerals Inc.	8,096	639
*	NCI Building Systems Inc.	36,330	623
*	CyberOptics Corp.	23,480	609
*	Landec Corp.	50,064	601
*	Ply Gem Holdings Inc.	29,049	572
	Crawford & Co. Class A	70,163	571
*	DHI Group Inc.	143,669	567
*	Thermon Group Holdings Inc.	27,045	564
*	Information Services Group Inc.	178,070	561
*	ARC Document Solutions Inc.	159,800	551
*	Kimball Electronics Inc.	32,302	547
	NACCO Industries Inc. Class A	7,828	546
*	Novanta Inc.	20,461	543
	Bel Fuse Inc. Class B	20,434	522
*	Control4 Corp.	32,844	519
	NVE Corp.	6,264	519
	HEICO Corp.	5,877	512
*	Atkore International Group Inc.	19,500	512
*	Layne Christensen Co.	57,548	509
*	Kratos Defense & Security Solutions Inc.	63,913	497

	Hyster-Yale Materials Handling Inc.	8,749	493
*	RPX Corp.	41,091	493
	Graham Corp.	20,885	480
	Global Brass & Copper Holdings Inc.	13,419	462
*	CAI International Inc.	28,929	455
*	Electro Scientific Industries Inc.	64,830	452
	Celadon Group Inc.	68,892	451
*	Commercial Vehicle Group Inc.	64,688	438
*	Horizon Global Corp.	31,118	432
	Park Electrochemical Corp.	24,128	431
	Black Box Corp.	47,995	430
*	Echo Global Logistics Inc.	20,028	428
*	Ameresco Inc. Class A	64,346	421
*	Vicor Corp.	25,998	419
*	Lawson Products Inc.	18,270	410
	Spartan Motors Inc.	51,015	408
*	Evolent Health Inc. Class A	18,057	403
	Eastern Co.	18,360	393
*	Astronics Corp. Class B	12,266	390
*	Intevac Inc.	30,977	387
	LSI Industries Inc.	37,390	377
*	CDI Corp.	43,830	375
*	Goldfield Corp.	62,224	358
	Douglas Dynamics Inc.	11,652	357
*	Great Lakes Dredge & Dock Corp.	88,787	355
*	InnerWorkings Inc.	34,750	346
	Houston Wire & Cable Co.	50,932	344
	Hardinge Inc.	30,403	342
*	Vishay Precision Group Inc.	21,317	337
	Mesa Laboratories Inc.	2,725	334
*	Maxwell Technologies Inc.	56,916	331
*	Northwest Pipe Co.	20,617	324
*	Milacron Holdings Corp.	16,882	314
*	PAM Transportation Services Inc.	18,743	305
*	Heritage-Crystal Clean Inc.	21,897	300
*	TRC Cos. Inc.	17,053	298
*	Broadwind Energy Inc.	31,113	259
*	ModusLink Global Solutions Inc.	142,643	257
*	Arotech Corp.	86,685	256
*	YRC Worldwide Inc.	23,127	255
*	CUI Global Inc.	51,891	246
*,^ American Superconductor Corp.		35,215	242
*	Ballantyne Strong Inc.	39,388	236
*	BlueLinx Holdings Inc.	25,879	235
*	Sterling Construction Co. Inc.	25,390	235
*	Orion Group Holdings Inc.	31,178	233
	Allied Motion Technologies Inc.	11,315	227
	Hurco Cos. Inc.	6,859	213
*	Advanced Disposal Services Inc.	9,337	211
	LB Foster Co. Class A	16,557	207
*	PRGX Global Inc.	32,040	205
*	ServiceSource International Inc.	51,463	200
*	Mistras Group Inc.	9,290	199
*,^ ClearSign Combustion Corp.		50,569	197
*	International Seaways Inc.	9,664	185
*	Roadrunner Transportation Systems Inc.	25,355	174
*	Echelon Corp.	26,683	161

*	IES Holdings Inc.	8,711	158
*	Cenveo Inc.	30,439	153
*	UFP Technologies Inc.	5,749	149
*	Willis Lease Finance Corp.	6,584	147
*	Universal Technical Institute Inc.	40,610	140
*	Radiant Logistics Inc.	28,000	140
	Supreme Industries Inc. Class A	6,861	139
*	StarTek Inc.	15,981	139
*	MINDBODY Inc. Class A	4,814	132
*	LMI Aerospace Inc.	9,475	131
*	Nuvectra Corp.	18,420	126
	National Research Corp. Class B	3,096	122
	VSE Corp.	2,950	120
	Overseas Shipholding Group Inc. Class A	28,997	112
*	Sparton Corp.	4,933	104
*	Hill International Inc.	24,339	101
*	Multi Packaging Solutions International Ltd.	5,600	100
*	Asure Software Inc.	9,398	97
*	Innovative Solutions & Support Inc.	31,038	94
	AMCON Distributing Co.	900	89
*	Lincoln Educational Services Corp.	30,118	85
	FreightCar America Inc.	6,512	82
*	Frequency Electronics Inc.	7,273	80
*	REV Group Inc.	2,695	74
*	Fuel Tech Inc.	71,059	72
*	Twin Disc Inc.	3,509	72
	Hudson Global Inc.	48,253	61
*	USA Truck Inc.	8,258	61
*	Xerium Technologies Inc.	8,965	57
*	Key Technology Inc.	4,289	57
*	Aspen Aerogels Inc.	13,412	56
*	Ultralife Corp.	9,678	52
*	IEC Electronics Corp.	13,361	51
*	Air T Inc.	2,500	50
*	Perma-Fix Environmental Services	15,311	48
*	Synthesis Energy Systems Inc.	55,859	48
	Richardson Electronics Ltd.	7,894	48
*	MicroVision Inc.	17,717	44
	National Research Corp. Class A	2,202	43
*	NV5 Global Inc.	1,100	41
*	American Electric Technologies Inc.	17,847	38
*	Hudson Technologies Inc.	5,527	36
	Bel Fuse Inc. Class A	1,477	33
*	Gencor Industries Inc.	2,175	32
	Omega Flex Inc.	666	32
*,^ Capstone Turbine Corp.		35,895	27
*	Orion Energy Systems Inc.	13,216	26
*	Revolution Lighting Technologies Inc.	3,385	25
*	Mattersight Corp.	6,659	23
*	AeroCentury Corp.	2,175	21
	Greif Inc. Class B	318	21
*,^ Applied DNA Sciences Inc.		11,980	20
*,^ Power Solutions International Inc.		1,862	19
*	Patriot Transportation Holding Inc.	794	18
*	Digital Ally Inc.	3,600	15
*	Turtle Beach Corp.	11,768	11
*	Art's-Way Manufacturing Co. Inc.	2,553	9

*	Industrial Services of America Inc.	5,080	8
*,^ Eagle Bulk Shipping Inc.		1,145	6
*,^ Energy Focus Inc.		1,890	6
*	Research Frontiers Inc.	4,224	6
*,^ Odyssey Marine Exploration Inc.		1,433	6
*	Sharps Compliance Corp.	1,172	6
	Universal Logistics Holdings Inc.	360	5
*	Rubicon Technology Inc.	6,096	5
*	American DG Energy Inc.	15,120	5
	Ecology and Environment Inc.	450	4
*	Rand Logistics Inc.	6,796	4
*	Wireless Telecom Group Inc.	1,403	2
*	Sypris Solutions Inc.	1,594	2
	Chicago Rivet & Machine Co.	28	1
*	CTPartners Executive Search Inc.	74,003	—
			5,015,665
Oil & Gas (6.1%)
	Exxon Mobil Corp.	6,630,820	543,794
	Chevron Corp.	3,007,548	322,920
	Schlumberger Ltd.	2,214,967	172,989
	ConocoPhillips	1,963,728	97,931
	EOG Resources Inc.	916,537	89,408
	Occidental Petroleum Corp.	1,214,570	76,955
	Kinder Morgan Inc.	3,015,312	65,553
	Halliburton Co.	1,308,846	64,408
	Phillips 66	699,456	55,411
	Anadarko Petroleum Corp.	888,401	55,081
	Pioneer Natural Resources Co.	269,788	50,243
	Valero Energy Corp.	716,913	47,524
	Marathon Petroleum Corp.	839,004	42,403
	Baker Hughes Inc.	676,059	40,442
	Williams Cos. Inc.	1,312,588	38,840
	Devon Energy Corp.	792,266	33,053
	Apache Corp.	603,144	30,996
*	Concho Resources Inc.	235,426	30,215
	National Oilwell Varco Inc.	601,706	24,122
	Noble Energy Inc.	684,625	23,510
	Hess Corp.	478,160	23,052
	Marathon Oil Corp.	1,347,238	21,286
	Cimarex Energy Co.	151,052	18,049
	Cabot Oil & Gas Corp.	739,833	17,689
	Targa Resources Corp.	292,729	17,534
	EQT Corp.	275,382	16,826
	Tesoro Corp.	186,145	15,089
*	Cheniere Energy Inc.	317,754	15,020
*	Diamondback Energy Inc.	143,244	14,857
*	Parsley Energy Inc. Class A	363,587	11,820
*	Newfield Exploration Co.	316,088	11,667
	Range Resources Corp.	394,014	11,466
	OGE Energy Corp.	317,292	11,099
	Helmerich & Payne Inc.	162,695	10,831
*,^ Weatherford International plc		1,565,604	10,411
*	WPX Energy Inc.	629,644	8,431
*	Energen Corp.	154,312	8,401
*,^ Chesapeake Energy Corp.		1,410,122	8,376
^	Core Laboratories NV	70,332	8,125
	HollyFrontier Corp.	281,832	7,987

*	Antero Resources Corp.	349,252	7,966
*	Transocean Ltd.	618,549	7,701
*	RSP Permian Inc.	180,998	7,499
	Murphy Oil Corp.	260,150	7,438
*	Continental Resources Inc.	148,887	6,762
*	Southwestern Energy Co.	791,845	6,469
	Patterson-UTI Energy Inc.	265,139	6,435
*	Rice Energy Inc.	258,302	6,122
	Nabors Industries Ltd.	428,235	5,597
*	PDC Energy Inc.	89,639	5,589
*	Whiting Petroleum Corp.	578,687	5,474
*	Oasis Petroleum Inc.	377,996	5,390
*	QEP Resources Inc.	381,231	4,845
	Western Refining Inc.	130,078	4,562
	Ensco plc Class A	481,643	4,311
	SM Energy Co.	177,057	4,253
	Oceaneering International Inc.	156,106	4,227
*	Gulfport Energy Corp.	245,550	4,221
*	Callon Petroleum Co.	319,585	4,206
	PBF Energy Inc. Class A	173,627	3,849
	SemGroup Corp. Class A	105,163	3,786
*	Superior Energy Services Inc.	241,739	3,447
*	Matador Resources Co.	142,556	3,391
*	Laredo Petroleum Inc.	231,856	3,385
*	First Solar Inc.	124,012	3,361
*,^ Centennial Resource Development Inc. Class A		180,708	3,294
*	Dril-Quip Inc.	60,000	3,273
*	Rowan Cos. plc Class A	200,112	3,118
*	NOW Inc.	170,790	2,897
*	Carrizo Oil & Gas Inc.	98,894	2,834
*	Oil States International Inc.	82,299	2,728
*	MRC Global Inc.	145,983	2,676
*	McDermott International Inc.	382,282	2,580
*	SRC Energy Inc.	301,829	2,547
	Noble Corp. plc	394,191	2,440
	Delek US Holdings Inc.	97,917	2,376
*	SEACOR Holdings Inc.	33,168	2,295
	Pattern Energy Group Inc. Class A	110,923	2,233
^	RPC Inc.	121,757	2,229
*	Exterran Corp.	67,209	2,114
*	Forum Energy Technologies Inc.	102,100	2,113
	Green Plains Inc.	84,876	2,101
	Archrock Inc.	160,341	1,988
*	Denbury Resources Inc.	750,644	1,937
*	Clayton Williams Energy Inc.	14,284	1,887
*	Newpark Resources Inc.	214,220	1,735
*	Chart Industries Inc.	49,196	1,719
*,^ Diamond Offshore Drilling Inc.		100,021	1,671
*,^ Flotek Industries Inc.		116,731	1,493
*	Atwood Oceanics Inc.	156,652	1,493
*	REX American Resources Corp.	16,413	1,485
*	California Resources Corp.	96,624	1,453
*	Unit Corp.	56,872	1,374
	Alon USA Energy Inc.	112,128	1,367
*	Renewable Energy Group Inc.	130,165	1,360
	Bristow Group Inc.	76,025	1,156
*	Helix Energy Solutions Group Inc.	139,101	1,081

*	Abraxas Petroleum Corp.	516,613	1,044
*	Matrix Service Co.	61,169	1,009
^	CVR Energy Inc.	48,792	980
*	Par Pacific Holdings Inc.	57,959	956
*	Extraction Oil & Gas Inc.	50,102	929
*	Natural Gas Services Group Inc.	34,346	895
*,^ Green Brick Partners Inc.		89,224	888
*	Bill Barrett Corp.	169,565	772
	Gulf Island Fabrication Inc.	62,370	720
*	Dawson Geophysical Co.	121,498	676
*	Basic Energy Services Inc.	18,237	608
	Adams Resources & Energy Inc.	15,613	583
*,^ ION Geophysical Corp.		110,920	538
*,^ SunPower Corp. Class A		87,857	536
*	TETRA Technologies Inc.	129,247	526
*	Independence Contract Drilling Inc.	94,819	522
*,^ Northern Oil and Gas Inc.		192,810	501
*	Tesco Corp.	61,537	495
*	Resolute Energy Corp.	12,257	495
*	Pacific Ethanol Inc.	65,334	448
*	Sanchez Energy Corp.	46,040	439
*	Parker Drilling Co.	229,846	402
*	Eclipse Resources Corp.	155,327	395
*,^ Approach Resources Inc.		136,662	343
*	EXCO Resources Inc.	534,834	332
*	Gastar Exploration Inc.	210,656	324
	Evolution Petroleum Corp.	40,190	322
*	Contango Oil & Gas Co.	42,562	312
*,^ Hornbeck Offshore Services Inc.		69,410	308
*,^ Plug Power Inc.		201,234	278
*,^ Bonanza Creek Energy Inc.		234,426	272
*,^ EP Energy Corp. Class A		56,584	269
	Panhandle Oil and Gas Inc. Class A	13,637	262
*	VAALCO Energy Inc.	280,966	258
*	Trecora Resources	18,796	209
*	Mitcham Industries Inc.	41,316	202
*	Cobalt International Energy Inc.	365,830	195
^	Harvest Natural Resources Inc.	27,858	185
*	PHI Inc.	15,304	183
*,^ Jones Energy Inc. Class A		70,075	179
*,^ Amyris Inc.		300,384	159
*	Mammoth Energy Services Inc.	7,140	154
*	Ring Energy Inc.	13,495	146
*	PetroQuest Energy Inc.	46,985	129
*	Enphase Energy Inc.	90,916	125
*	SandRidge Energy Inc.	6,726	124
*,^ TerraVia Holdings Inc.		162,737	118
*	CARBO Ceramics Inc.	6,000	78
*,^ FuelCell Energy Inc.		47,468	65
*	Jagged Peak Energy Inc.	4,280	56
*	Pioneer Energy Services Corp.	8,500	34
*	Geospace Technologies Corp.	1,988	32
*	Keane Group Inc.	2,167	31
*	Comstock Resources Inc.	2,299	21
*,^ Rex Energy Corp.		19,900	9
*	Zion Oil & Gas Inc.	6,828	8
*,^ MagneGas Corp.		17,025	8

*	Torchlight Energy Resources Inc.	3,977	6
*	Stone Energy Corp.	205	4
*	PHI Inc.	229	3
*	Ideal Power Inc.	791	3
*	Stone Energy Corp. Warrants Expire 2/28/2021	725	2
*,^ Yuma Energy Inc.		637	2
*	Aemetis Inc.	1,072	1
*	Willbros Group Inc.	190	1
*	PrimeEnergy Corp.	10	1
			2,392,257
Other (0.0%)2
	Winthrop Realty Trust	55,387	444
*	Dyax Corp CVR Expire 12/31/2019	266,416	295
*	Adolor Corp. Rights Exp. 07/01/2019	126,930	66
*	Tobira Therapeutics Inc. CV Rights	4,500	62
*	Media General Inc. CVR	175,133	52
*	Chelsea Therapeutics International Ltd. CVR Exp. 12/31/2049	288,407	32
*	Ambit Biosciences Corp. CVR Rights	29,736	18
*	Alexza Pharmaceuticals Inc CVR	80,591	3
*	Durata Therapeutics Inc CVR Expire 12/31/2018	800	1
*	Clinical Data Contingent Value Rights	29,879	—
*	Gerber Scientific Inc. CVR	53,384	—
*,^ Biosante Pharmaceutical Inc CVR		156,953	—
*	Allen Organ Co. Escrow Shares	283	—
			973
Technology (17.2%)
	Apple Inc.	7,918,388	1,137,556
	Microsoft Corp.	11,662,790	768,111
*	Facebook Inc. Class A	3,741,684	531,506
*	Alphabet Inc. Class A	472,026	400,184
*	Alphabet Inc. Class C	468,498	388,647
	Intel Corp.	7,511,321	270,933
	Cisco Systems Inc.	7,955,942	268,911
	International Business Machines Corp.	1,359,645	236,769
	Oracle Corp.	4,888,039	218,055
	Broadcom Ltd.	637,157	139,512
	QUALCOMM Inc.	2,346,703	134,560
	Texas Instruments Inc.	1,588,280	127,952
*	Adobe Systems Inc.	785,559	102,225
	NVIDIA Corp.	813,596	88,625
*	salesforce.com Inc.	1,051,771	86,761
	Applied Materials Inc.	1,715,928	66,750
*	Yahoo! Inc.	1,364,607	63,331
	Hewlett Packard Enterprise Co.	2,644,994	62,686
*	Cognizant Technology Solutions Corp. Class A	964,234	57,391
	HP Inc.	2,703,101	48,331
*	Micron Technology Inc.	1,664,955	48,117
	Analog Devices Inc.	580,020	47,533
	Intuit Inc.	386,230	44,799
	Corning Inc.	1,475,097	39,828
	Western Digital Corp.	457,915	37,792
	Lam Research Corp.	258,887	33,231
	Symantec Corp.	984,912	30,217
*	Autodesk Inc.	335,953	29,050
	Skyworks Solutions Inc.	293,794	28,786
*	Cerner Corp.	482,725	28,408

	Microchip Technology Inc.	343,852	25,369
*	Red Hat Inc.	284,196	24,583
	KLA-Tencor Corp.	249,008	23,673
	Xilinx Inc.	398,902	23,092
*	ServiceNow Inc.	263,723	23,068
*	Dell Technologies Inc. Class V	354,589	22,722
	Motorola Solutions Inc.	262,618	22,643
	Harris Corp.	197,791	22,008
	Seagate Technology plc	469,433	21,561
	Maxim Integrated Products Inc.	449,205	20,196
*	Citrix Systems Inc.	236,021	19,682
*	Advanced Micro Devices Inc.	1,271,772	18,504
	NetApp Inc.	441,378	18,472
*	Synopsys Inc.	239,516	17,276
*	Workday Inc. Class A	198,640	16,543
	Juniper Networks Inc.	574,011	15,975
	CA Inc.	498,677	15,818
*	Akamai Technologies Inc.	261,948	15,638
*	Palo Alto Networks Inc.	138,400	15,595
	Computer Sciences Corp.	224,140	15,468
	CDK Global Inc.	236,931	15,403
*	F5 Networks Inc.	103,419	14,744
	CDW Corp.	255,012	14,717
*	ANSYS Inc.	136,953	14,636
*	Cadence Design Systems Inc.	452,959	14,223
*	Qorvo Inc.	202,331	13,872
*	Twitter Inc.	909,939	13,604
*	Gartner Inc.	124,781	13,475
*	Splunk Inc.	215,571	13,428
*	CommScope Holding Co. Inc.	308,158	12,853
	Leidos Holdings Inc.	239,271	12,236
*,^ VeriSign Inc.		140,412	12,231
*,^ VMware Inc. Class A		115,240	10,618
*	ON Semiconductor Corp.	662,627	10,264
	Teradyne Inc.	319,757	9,944
*	Arista Networks Inc.	73,347	9,702
	SS&C Technologies Holdings Inc.	273,942	9,698
*	PTC Inc.	183,876	9,663
*	Microsemi Corp.	183,244	9,443
	Marvell Technology Group Ltd.	610,287	9,313
*	NCR Corp.	197,650	9,029
*	Fortinet Inc.	233,769	8,965
*	IAC/InterActiveCorp	116,846	8,614
*	Ultimate Software Group Inc.	43,790	8,548
	LogMeIn Inc.	84,495	8,238
*	Tyler Technologies Inc.	52,745	8,152
	Brocade Communications Systems Inc.	649,279	8,103
*	Nuance Communications Inc.	464,362	8,038
*	ARRIS International plc	302,138	7,992
*	Veeva Systems Inc. Class A	155,282	7,963
	Garmin Ltd.	149,731	7,653
	CSRA Inc.	260,085	7,618
*	Cavium Inc.	101,188	7,251
*	Aspen Technology Inc.	122,439	7,214
*,^ Snap Inc.		315,504	7,108
*	athenahealth Inc.	62,956	7,094
	Cypress Semiconductor Corp.	488,292	6,719

* Guidewire Software Inc.	116,841	6,582
* Teradata Corp.	206,846	6,437
Fair Isaac Corp.	49,479	6,380
DST Systems Inc.	51,005	6,248
* Cirrus Logic Inc.	102,064	6,194
j2 Global Inc.	72,693	6,100
* Manhattan Associates Inc.	113,523	5,909
MKS Instruments Inc.	85,185	5,856
* EPAM Systems Inc.	77,051	5,819
Blackbaud Inc.	75,730	5,806
* ViaSat Inc.	86,926	5,548
Monolithic Power Systems Inc.	58,370	5,376
SYNNEX Corp.	47,657	5,335
* Ciena Corp.	224,489	5,300
* NetScout Systems Inc.	138,731	5,265
* Tech Data Corp.	56,024	5,261
* Entegris Inc.	224,794	5,260
* Ellie Mae Inc.	51,105	5,124
* Medidata Solutions Inc.	87,034	5,021
* Lumentum Holdings Inc.	92,057	4,911
* Proofpoint Inc.	65,360	4,860
* Finisar Corp.	176,170	4,816
* Integrated Device Technology Inc.	202,405	4,791
InterDigital Inc.	54,594	4,711
* Silicon Laboratories Inc.	63,421	4,665
* CACI International Inc. Class A	38,894	4,562
* Tableau Software Inc. Class A	91,953	4,556
* Dycom Industries Inc.	47,717	4,435
* Verint Systems Inc.	100,582	4,363
* Square Inc.	251,756	4,350
* Advanced Energy Industries Inc.	63,299	4,340
* Cree Inc.	158,287	4,231
Science Applications International Corp.	56,432	4,199
* Paycom Software Inc.	72,018	4,142
* ACI Worldwide Inc.	186,564	3,991
* Viavi Solutions Inc.	367,645	3,941
Pitney Bowes Inc.	297,312	3,898
* Zendesk Inc.	136,826	3,837
* Allscripts Healthcare Solutions Inc.	297,297	3,770
* Electronics For Imaging Inc.	74,579	3,642
Cabot Microelectronics Corp.	46,241	3,543
* EchoStar Corp. Class A	62,202	3,542
* Semtech Corp.	104,398	3,529
TiVo Corp.	182,477	3,421
* VeriFone Systems Inc.	177,820	3,331
Diebold Nixdorf Inc.	107,742	3,308
* CommVault Systems Inc.	64,999	3,302
* GoDaddy Inc. Class A	83,637	3,170
* HubSpot Inc.	51,865	3,140
* Cornerstone OnDemand Inc.	80,506	3,131
* RealPage Inc.	89,661	3,129
* FireEye Inc.	246,149	3,104
* Insight Enterprises Inc.	74,498	3,061
Brooks Automation Inc.	135,614	3,038
Ebix Inc.	48,386	2,964
Power Integrations Inc.	44,724	2,941
* Inphi Corp.	59,297	2,895

	Plantronics Inc.	53,106	2,874
	Cogent Communications Holdings Inc.	66,235	2,851
	Progress Software Corp.	97,216	2,824
*	MicroStrategy Inc. Class A	14,959	2,809
*	Synaptics Inc.	56,181	2,782
*	Mercury Systems Inc.	70,758	2,763
	Pegasystems Inc.	61,494	2,696
	Xperi Corp.	77,469	2,630
*	Callidus Software Inc.	120,578	2,574
*,^ 3D Systems Corp.		170,454	2,550
*	BroadSoft Inc.	63,213	2,541
*	NETGEAR Inc.	50,001	2,478
	NIC Inc.	122,411	2,473
*	Ubiquiti Networks Inc.	48,625	2,444
	CSG Systems International Inc.	64,317	2,432
*	Infinera Corp.	230,377	2,357
*	Amkor Technology Inc.	202,226	2,344
*	Premier Inc. Class A	73,309	2,333
*	Rambus Inc.	176,019	2,313
*	FormFactor Inc.	170,109	2,016
*	CEVA Inc.	56,231	1,996
*	Bottomline Technologies de Inc.	82,259	1,945
	ADTRAN Inc.	91,954	1,908
*	Diodes Inc.	78,721	1,893
*	Axcelis Technologies Inc.	99,492	1,870
*	2U Inc.	46,751	1,854
*	Blucora Inc.	106,958	1,850
*	Ixia	93,151	1,830
*	Gigamon Inc.	50,562	1,797
*	MaxLinear Inc.	63,782	1,789
*	InvenSense Inc.	136,293	1,721
*	Oclaro Inc.	175,079	1,719
*	Lattice Semiconductor Corp.	247,837	1,715
*	Box Inc.	103,926	1,695
*	Envestnet Inc.	52,441	1,694
*	ScanSource Inc.	42,205	1,657
*	Twilio Inc. Class A	57,320	1,655
*	RingCentral Inc. Class A	57,965	1,640
*	SPS Commerce Inc.	27,120	1,586
*	Synchronoss Technologies Inc.	64,793	1,581
*	Boingo Wireless Inc.	119,567	1,553
*	Web.com Group Inc.	77,686	1,499
*	Carbonite Inc.	73,475	1,492
*	PROS Holdings Inc.	61,578	1,490
	Hackett Group Inc.	76,101	1,483
*	Actua Corp.	105,262	1,479
	West Corp.	58,298	1,424
*	CalAmp Corp.	84,164	1,413
*	Cray Inc.	62,701	1,373
	Cohu Inc.	70,602	1,303
*	Extreme Networks Inc.	166,702	1,252
*	New Relic Inc.	33,345	1,236
	American Software Inc. Class A	117,357	1,206
*	Harmonic Inc.	200,460	1,193
*,^ Gogo Inc.		99,596	1,096
*	Super Micro Computer Inc.	42,061	1,066
*	Qualys Inc.	28,095	1,065

*	Exar Corp.	79,738	1,037
*	Alpha & Omega Semiconductor Ltd.	59,999	1,031
*	Quality Systems Inc.	67,426	1,028
	Forrester Research Inc.	23,827	947
*	AXT Inc.	161,893	939
*	Virtusa Corp.	31,059	939
*	Agilysys Inc.	97,183	918
	Syntel Inc.	54,526	918
*	Q2 Holdings Inc.	25,964	905
	EMCORE Corp.	99,258	893
	Monotype Imaging Holdings Inc.	43,699	878
*	Brightcove Inc.	97,508	868
*	Unisys Corp.	60,831	849
^	Computer Programs & Systems Inc.	30,079	842
*	Digi International Inc.	69,803	831
*	Ultratech Inc.	28,022	830
*	Shutterstock Inc.	20,021	828
*	RigNet Inc.	37,974	815
	IXYS Corp.	55,443	807
*	Loral Space & Communications Inc.	18,879	744
*	CommerceHub Inc.	45,197	702
*	Limelight Networks Inc.	268,583	693
*	Calix Inc.	95,551	693
*	Perficient Inc.	39,401	684
*	Applied Optoelectronics Inc.	11,945	671
*	ePlus Inc.	4,924	665
*	Nimble Storage Inc.	52,704	659
*	Endurance International Group Holdings Inc.	83,287	654
*	MeetMe Inc.	109,230	643
*,^ Acacia Communications Inc.		10,846	636
	Concurrent Computer Corp.	130,334	633
*	Xcerra Corp.	70,672	628
*	Photronics Inc.	56,556	605
*	A10 Networks Inc.	64,299	588
*	Internap Corp.	157,326	585
*	LivePerson Inc.	82,442	565
*	Five9 Inc.	34,069	561
*	Alarm.com Holdings Inc.	17,650	543
*	DSP Group Inc.	44,399	533
	Comtech Telecommunications Corp.	35,703	526
*	Guidance Software Inc.	87,223	515
*	VOXX International Corp. Class A	95,985	499
*	Benefitfocus Inc.	17,739	496
*	Barracuda Networks Inc.	21,289	492
*	Nanometrics Inc.	16,014	488
*	Immersion Corp.	53,846	466
*	VASCO Data Security International Inc.	33,228	449
*	ChannelAdvisor Corp.	39,553	441
*,^ Match Group Inc.		26,395	431
*	iPass Inc.	366,728	429
*,^ Nutanix Inc.		22,355	420
*	Kopin Corp.	98,044	402
*	Vectrus Inc.	17,781	397
*	Aware Inc.	81,777	384
*	Aviat Networks Inc.	25,444	374
*	Amtech Systems Inc.	67,173	369
*	Mitek Systems Inc.	53,920	359

	PC Connection Inc.	11,879	354
*	Jive Software Inc.	82,246	354
*	Pure Storage Inc. Class A	35,973	354
*	CommerceHub Inc. Class A	22,717	352
*	Lantronix Inc.	89,562	347
*	Rightside Group Ltd.	34,384	341
*	Rudolph Technologies Inc.	15,020	336
*	Appfolio Inc.	12,338	336
*	Amber Road Inc.	42,230	326
*	Digimarc Corp.	12,033	325
*	Edgewater Technology Inc.	43,518	324
*	PDF Solutions Inc.	14,264	323
*	Icad Inc.	60,331	290
	Computer Task Group Inc.	51,182	283
*	KVH Industries Inc.	32,929	277
*	Vocera Communications Inc.	10,161	252
*	Rosetta Stone Inc.	24,171	236
*	GSI Technology Inc.	26,114	227
	QAD Inc. Class A	8,141	227
*	Telenav Inc.	25,963	225
*	Zix Corp.	45,518	219
*	ShoreTel Inc.	34,733	214
*	Great Elm Capital Group Inc.	64,026	211
*	KeyW Holding Corp.	22,339	211
*	Quantum Corp.	242,388	211
	Simulations Plus Inc.	16,404	193
	Systemax Inc.	17,314	192
*	Sigma Designs Inc.	30,522	191
*	Tangoe Inc.	34,428	182
	LRAD Corp.	119,396	180
	PC-Tel Inc.	25,151	179
*	Datawatch Corp.	21,298	179
*	BSQUARE Corp.	32,490	175
*	Varonis Systems Inc.	5,433	173
*	Clearfield Inc.	9,367	154
*	Covisint Corp.	74,854	153
*,^ Park City Group Inc.		11,753	145
	Preformed Line Products Co.	2,778	145
*	Pendrell Corp.	21,573	140
*	NeoPhotonics Corp.	15,454	139
*	Castlight Health Inc. Class B	38,089	139
*	NCI Inc. Class A	7,496	113
*	Exa Corp.	8,672	110
*	Ciber Inc.	268,615	107
	Evolving Systems Inc.	21,792	106
*	Synacor Inc.	23,769	99
*	Silver Spring Networks Inc.	8,015	90
*	CVD Equipment Corp.	8,553	89
*	Hortonworks Inc.	8,899	87
*	Identiv Inc.	11,839	84
*	Pixelworks Inc.	15,645	73
*	Aerohive Networks Inc.	17,209	72
*	eGain Corp.	49,676	72
*	MobileIron Inc.	15,800	69
*	GigPeak Inc.	21,882	67
	RELM Wireless Corp.	13,400	67
*	FalconStor Software Inc.	164,416	65

*	Everbridge Inc.	3,071	63
*,^ VirnetX Holding Corp.		25,600	59
*	Support.com Inc.	26,680	59
*	QuickLogic Corp.	32,504	58
	ClearOne Inc.	5,669	56
*	PAR Technology Corp.	7,772	56
	CSP Inc.	5,391	56
*	Quantenna Communications Inc.	2,550	53
*	NetSol Technologies Inc.	9,891	50
*	GSE Systems Inc.	14,462	49
*	GlassBridge Enterprises Inc.	9,884	48
*	Seachange International Inc.	18,579	46
*	Impinj Inc.	1,520	46
*	Mastech Digital Inc.	5,931	43
*	ID Systems Inc.	6,809	43
*	Ultra Clean Holdings Inc.	2,430	41
*,^ Coupa Software Inc.		1,530	39
*	Apptio Inc. Class A	3,213	38
*	MuleSoft Inc. Class A	1,149	28
*	ADDvantage Technologies Group Inc.	14,730	27
*	Intermolecular Inc.	25,996	24
*	Inuvo Inc.	17,600	23
*	Blackline Inc.	762	23
*	Rapid7 Inc.	1,210	18
*	DASAN Zhone Solutions Inc.	2,620	16
*	Alteryx Inc. Class A	1,023	16
*	Numerex Corp. Class A	3,305	16
	QAD Inc. Class B	597	14
*	Westell Technologies Inc. Class A	18,333	13
	TransAct Technologies Inc.	1,540	12
*	Workiva Inc.	646	10
*	TransEnterix Inc.	6,030	7
*	Aehr Test Systems	1,420	7
*	Key Tronic Corp.	850	6
*	inTEST Corp.	900	6
	Communications Systems Inc.	1,077	5
*	MoSys Inc.	1,956	4
*	Smith Micro Software Inc.	3,520	3
	AstroNova Inc.	201	3
*	ARC Group Worldwide Inc.	579	2
*,^ ParkerVision Inc.		1,083	2
*	Rocket Fuel Inc.	228	1
*	ARI Network Services Inc.	100	1
*	Netlist Inc.	100	—
			6,756,391
Telecommunications (2.2%)
	AT&T Inc.	9,757,068	405,406
	Verizon Communications Inc.	6,476,659	315,737
*	T-Mobile US Inc.	459,930	29,707
*	Level 3 Communications Inc.	457,663	26,187
	CenturyLink Inc.	869,199	20,487
*	Zayo Group Holdings Inc.	252,089	8,294
*	Sprint Corp.	951,520	8,259
^	Frontier Communications Corp.	1,866,326	3,994
	Telephone & Data Systems Inc.	147,163	3,901
*	8x8 Inc.	178,080	2,716
	Windstream Holdings Inc.	397,920	2,169

	Shenandoah Telecommunications Co.	74,708	2,096
*	Cincinnati Bell Inc.	101,003	1,788
	ATN International Inc.	24,843	1,749
	Consolidated Communications Holdings Inc.	72,284	1,693
*	General Communication Inc. Class A	72,138	1,500
*	Vonage Holdings Corp.	214,781	1,357
	Spok Holdings Inc.	68,038	1,293
*	United States Cellular Corp.	30,674	1,145
*,^ Globalstar Inc.		674,680	1,079
*	Iridium Communications Inc.	77,040	743
*,^ Straight Path Communications Inc. Class B		20,258	729
*	Alaska Communications Systems Group Inc.	357,788	662
*	FairPoint Communications Inc.	33,280	552
	IDT Corp. Class B	39,436	502
*	Lumos Networks Corp.	26,673	472
*	GTT Communications Inc.	16,588	404
*	ORBCOMM Inc.	33,489	320
*	HC2 Holdings Inc.	32,201	200
*	Hawaiian Telcom Holdco Inc.	6,486	149
*	pdvWireless Inc.	5,800	127
*	Pareteum Corp.	8,577	7
			845,424
Utilities (3.1%)
	NextEra Energy Inc.	743,012	95,380
	Duke Energy Corp.	1,094,738	89,779
	Southern Co.	1,557,157	77,515
	Dominion Resources Inc.	995,957	77,256
	PG&E Corp.	806,963	53,550
	Exelon Corp.	1,464,781	52,703
	American Electric Power Co. Inc.	781,462	52,460
	Sempra Energy	397,285	43,900
	Edison International	517,865	41,227
	PPL Corp.	1,080,450	40,398
	Consolidated Edison Inc.	484,683	37,640
	Xcel Energy Inc.	807,465	35,892
	Public Service Enterprise Group Inc.	804,133	35,663
	WEC Energy Group Inc.	501,759	30,422
	Eversource Energy	503,817	29,614
	DTE Energy Co.	285,262	29,128
	FirstEnergy Corp.	703,603	22,389
	American Water Works Co. Inc.	283,130	22,019
	Entergy Corp.	284,614	21,619
	Ameren Corp.	385,828	21,062
	CMS Energy Corp.	444,871	19,904
	ONEOK Inc.	334,849	18,564
	CenterPoint Energy Inc.	650,799	17,943
	Pinnacle West Capital Corp.	176,892	14,749
	Alliant Energy Corp.	361,917	14,336
	UGI Corp.	275,203	13,595
	SCANA Corp.	204,628	13,372
	Atmos Energy Corp.	167,163	13,204
	Westar Energy Inc. Class A	225,698	12,249
	NiSource Inc.	513,869	12,225
	AES Corp.	1,048,921	11,727
	Great Plains Energy Inc.	342,832	10,018
	NRG Energy Inc.	501,728	9,382
	Aqua America Inc.	281,902	9,063

	Vectren Corp.	131,795	7,724
	National Fuel Gas Co.	128,858	7,683
	WGL Holdings Inc.	81,572	6,732
	IDACORP Inc.	80,232	6,656
*	Calpine Corp.	571,376	6,314
	Portland General Electric Co.	141,552	6,288
	Southwest Gas Holdings Inc.	71,752	5,949
	Hawaiian Electric Industries Inc.	172,813	5,756
	ONE Gas Inc.	83,215	5,625
	Black Hills Corp.	84,559	5,621
	New Jersey Resources Corp.	137,236	5,435
	ALLETE Inc.	79,539	5,386
	PNM Resources Inc.	127,099	4,703
	Spire Inc.	69,326	4,679
	NorthWestern Corp.	77,029	4,522
	South Jersey Industries Inc.	126,576	4,512
	Avangrid Inc.	98,763	4,221
	Avista Corp.	102,595	4,006
	Ormat Technologies Inc.	63,416	3,620
	MGE Energy Inc.	55,110	3,582
	El Paso Electric Co.	64,888	3,277
	California Water Service Group	77,497	2,778
	American States Water Co.	58,986	2,613
	Northwest Natural Gas Co.	44,006	2,601
	Chesapeake Utilities Corp.	25,269	1,749
	SJW Group	35,328	1,704
*	Dynegy Inc.	190,182	1,495
*	TerraForm Power Inc. Class A	108,165	1,338
	Connecticut Water Service Inc.	23,273	1,237
*	Atlantic Power Corp.	323,254	857
	Unitil Corp.	14,773	665
*	Cadiz Inc.	39,801	599
	Middlesex Water Co.	15,707	580
	York Water Co.	12,418	435
	Artesian Resources Corp. Class A	10,544	343
	Genie Energy Ltd. Class B	41,816	303
	Delta Natural Gas Co. Inc.	8,602	261
*	US Geothermal Inc.	45,031	184
*	Pure Cycle Corp.	27,648	153
*	Sunrun Inc.	16,950	92
	Gas Natural Inc.	4,059	52
*,^ Vivint Solar Inc.		13,200	37
*	AquaVenture Holdings Ltd.	1,715	29
			1,232,343
Total Common Stocks (Cost $22,483,234)			38,974,368

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Corporate Bond (0.0%)
Industrial (0.0%)
	Capital Goods (0.0%)
	Mueller Industries Inc. (Cost $451)	6.000%	3/1/27	457	453

				Shares
Temporary Cash Investments (1.0%)1
Money Market Fund (1.0%)
3,4 Vanguard Market Liquidity Fund		0.965%		3,797,610	379,837

U.S. Government and Agency Obligations (0.0%)
5	United States Treasury Bill	0.516%–0.521%	6/1/17	7,000	6,992
5	United States Treasury Bill	0.593%	7/13/17	8,000	7,983
					14,975
Total Temporary Cash Investments (Cost $394,773)					394,812
Total Investments (100.2%) (Cost $22,878,458)					39,369,633
Other Asset and Liabilities-Net (-0.2%)4					(80,287)
Net Assets (100%)					39,289,346

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $114,738,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $122,762,000 of collateral received for securities on loan.
5 Securities with a value of $13,526,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Institutional Total Stock Market Index Fund

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	38,973,314	—	1,054
Corporate Bonds	—	453	—
Temporary Cash Investments	379,837	14,975	—
Futures Contracts—Assets[1]	65	—	—
Futures Contracts—Liabilities[1]	(642)	—	—
Total	39,352,574	15,428	1,054
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At March 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

Institutional Total Stock Market Index Fund

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	June 2017	2,379	280,627	(762)
E-mini Russell 2000 Index	June 2017	420	29,072	398
				(364)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At March 31, 2017, the cost of investment securities for tax purposes was $22,879,349,000. Net unrealized appreciation of investment securities for tax purposes was $16,490,284,000, consisting of unrealized gains of $17,348,662,000 on securities that had risen in value since their purchase and $858,378,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD INSTITUTIONAL INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INSTITUTIONAL INDEX FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: May 18, 2017
VANGUARD INSTITUTIONAL INDEX FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: May 18, 2017

* By:/s/ ANNE E. ROBINSON
Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see file Number
33-32548, Incorporated by Reference.